                                    --------------------------------------------
                                      OMB APPROVAL
                                      OMB Number: 3235-0570
                                      Expires: October 31, 2006
                                      Estimated average burden
                                      hours per response. . . . . . .19.3
                                    --------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-08305
                                   ---------------------------------------------
                                  Eureka Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3435 Stelzer Road     Columbus  Ohio                  43219
--------------------------------------------------------------------------------
(Address of principal executive offices)              (Zip code)

          BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   (888) 890-8121
                                                    ----------------------------
Date of fiscal year end:   September 30, 2004
                         --------------------------------------

Date of reporting period:  March 31, 2004
                          -------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                              [EUREKA FUNDS LOGO]



                               Semi-Annual Report
                                 March 31, 2004

                         ------------------------------

                         U.S. Treasury Obligations Fund

                         ------------------------------

                            Prime Money Market Fund

                         ------------------------------

                           Investment Grade Bond Fund

                         ------------------------------

                                  Global Fund

                         ------------------------------

                                  Equity Fund

                         ------------------------------

                               Table of Contents

                       Schedules of Portfolio Investments
                                       3

                      Statements of Assets and Liabilities
                                       30

                            Statements of Operations
                                       32

                      Statements of Changes in Net Assets
                                       34

                              Financial Highlights
                                       38

                       Notes to the Financial Statements
                                       44

MUTUAL FUNDS
- Are not FDIC insured
- Are not deposits or obligations of, or guaranteed by, Bank of the West, any of its affiliates or any other financial institution
- Are subject to investment risks, including possible loss of principal

U.S. TREASURY OBLIGATIONS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2004
(Unaudited)

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
U.S. GOVERNMENT GUARANTEED SECURITIES (6.4%)

Israel Aid
1.27%, 05/15/04 (b)         $   490,000   $    489,241
6.75%, 08/15/04               1,400,000      1,428,729
                                          ------------
                                             1,917,970
                                          ------------
Private Export Funding
  Corp.
6.45%, 09/30/04               6,000,000      6,155,133
------------------------------------------------------
TOTAL U.S. GOVERNMENT GUARANTEED
  SECURITIES                                 8,073,103
------------------------------------------------------
U.S. TREASURY BONDS (4.0%)

12.38%, 05/15/04              5,000,000      5,068,403
------------------------------------------------------
U.S. TREASURY NOTES (21.5%)

3.38%, 04/30/04              15,000,000     15,027,768
3.25%, 05/31/04              10,000,000     10,035,866
2.00%, 11/30/04               2,000,000      2,010,207
------------------------------------------------------
TOTAL U.S. TREASURY NOTES                   27,073,841
------------------------------------------------------
U.S. TREASURY BILLS (15.9%)

0.94%, 04/22/04 (b)          20,000,000     19,989,028
------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGES (9.1%)
Small Business Administration *
Pool #501910
  2.13%, 04/01/04                48,940         48,940
Pool #501967
  2.13%, 04/01/04               122,427        122,427
Pool #502221
  2.00%, 04/01/04               282,080        282,080
Pool #502610
  1.88%, 04/01/04                84,355         84,355
Pool #502988
  1.75%, 04/01/04               116,124        116,124

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
Pool #503274
  1.50%, 04/01/04           $   158,270   $    158,270
Pool #503308
  1.50%, 04/01/04               280,836        280,836
Pool #503696
  1.50%, 04/01/04               877,264        876,673
Pool #503962
  1.75%, 04/01/04               255,904        255,904
Pool #504228
  1.50%, 04/01/04               167,524        167,524
Pool #504824
  1.63%, 04/01/04               609,372        607,840
Pool #504996
  1.75%, 04/01/04             1,552,879      1,552,879
Pool #505026
  1.75%, 04/01/04               560,849        560,730
Pool #505128
  1.75%, 04/01/04             1,544,859      1,544,498
Pool #505160
  1.63%, 04/01/04                71,881         71,811
Pool #505236
  1.65%, 04/01/04             1,733,680      1,731,382
Pool #505303
  1.55%, 04/01/04               574,545        574,545
Pool #505341
  1.45%, 04/01/04             1,684,449      1,684,029
Pool #505344
  1.45%, 04/01/04               769,398        769,096
------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES      11,489,943
------------------------------------------------------
REPURCHASE AGREEMENTS (39.1%)

Goldman Sachs Group, Inc.
  0.99%, dated 03/31/04,
  due 04/01/04, repurchase
  price $24,309,669
  (collateralized by U.S.
  Treasury Notes)            24,309,000     24,309,000

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

U.S. TREASURY OBLIGATIONS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                              SHARES
                                OR
                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
Prudential, Inc.
  1.00%, dated 03/31/04,
  due 04/01/04, repurchase
  price $25,000,694
  (collaterized by U.S.
  Treasury Bonds, Interest
  Strips, Principal Strips
  and Investors Growth
  Receipts)                 $25,000,000   $ 25,000,000
------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                 49,309,000
------------------------------------------------------
INVESTMENT COMPANY (3.4%)

BlackRock Provident
  Institutional T-Fund        4,250,000      4,250,000
------------------------------------------------------
TOTAL INVESTMENTS (AMORTIZED COST
  $125,253,318) (a) -- 99.4%               125,253,318
------------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.6%                          736,263
------------------------------------------------------
NET ASSETS -- 100.0%                      $125,989,581
------------------------------------------------------

---------------

(a) Cost and value for financial reporting and federal income tax purposes are the same.

(b) Rate disclosed represents effective yield at March 31, 2004.

* Denotes variable rate security. Rate presented represents rate in effect on March 31, 2004. Maturity date reflects next rate change date.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 4

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2004
(Unaudited)

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
COMMERCIAL PAPER (b) (11.4%)

FINANCE & BANKING (9.0%)
Barclays US Funding LLC
  1.01%, 04/27/04           $ 4,000,000   $  3,997,082
RC Willey Home Furnishings
  1.02%, 04/12/04             5,000,000      4,998,442
UBS Finance Delaware LLC
  1.02%, 04/05/04             6,000,000      5,999,320
Westpac Capital Corp.
  1.01%, 05/05/04             6,100,000      6,094,181
                                          ------------
                                            21,089,025
                                          ------------
INSURANCE (2.4%)
Alfa Corp. 1.04%, 04/20/04    5,504,000      5,500,979
------------------------------------------------------
TOTAL COMMERCIAL PAPER                      26,590,004
------------------------------------------------------
CORPORATE BONDS (7.0%)

COMPUTERS (0.2%)
IBM Corp.
  5.63%, 04/12/04               500,000        500,653
                                          ------------

FINANCE & BANKING (5.4%)
American Express
  6.75%, 06/23/04               250,000        253,118
Associates Corporation of
  North America
  5.80%, 04/20/04             1,277,000      1,279,995
  6.10%, 01/15/05               140,000        145,089
Bank of America Corp.
  6.63%, 06/15/04               502,000        507,686
  6.13%, 07/15/04             1,911,000      1,937,893
Bear Stearns Companies,
  Inc.
  6.63%, 10/01/04                66,000         67,736
  6.65%, 12/01/04               425,000        439,964
  7.63%, 02/01/05               239,000        251,205
Caterpillar Financial
  Services Corp.
  6.70%, 10/15/04               100,000        102,856

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
Citigroup Global Markets
  Holdings, Inc.
  6.38%, 10/01/04           $   445,000   $    455,622
Commercial Credit Co.
  6.50%, 08/01/04               285,000        289,949
General Electric Capital
  Corp.
  8.09%, 04/01/04                20,000         20,000
  5.38%, 04/23/04               557,000        558,385
  7.25%, 05/03/04             1,371,000      1,378,344
  6.50%, 01/25/05             1,000,000      1,040,233
Merrill Lynch & Company,
  Inc.
  6.55%, 08/01/04               675,000        686,722
  5.55%, 05/21/04               400,000        402,378
Wells Fargo & Co.
  6.63%, 07/15/04               785,000        797,206
Wells Fargo Financial,
  Inc.
  7.20%, 04/01/04                20,000         20,000
  5.45%, 05/03/04             1,725,000      1,731,369
  6.63%, 07/15/04                80,000         81,208
                                          ------------
                                            12,446,958
                                          ------------
INSURANCE (0.2%)
Marsh & McLennan
  Companies, Inc.
  6.63%, 06/15/04               500,000        505,511
                                          ------------

RETAIL (0.7%)
Wal-Mart Stores, Inc.
  7.50%, 05/15/04               835,000        841,247
  6.55%, 08/10/04               804,000        819,038
                                          ------------
                                             1,660,285
                                          ------------
SERVICES (0.5%)
Pitney Bowes, Inc.
  5.50%, 04/15/04             1,220,000      1,221,996
------------------------------------------------------
TOTAL CORPORATE BONDS                       16,335,403
------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
U.S. GOVERNMENT SPONSORED ENTERPRISE &
AGENCY DEBENTURES (19.4%)
FEDERAL FARM CREDIT BANK (2.7%)
  6.88%, 05/06/04           $   200,000   $    201,063
  5.00%, 05/10/04             4,680,000      4,698,880
  5.00%, 07/16/04               125,000        126,343
  1.52%, 09/28/04               500,000        500,253
  3.88%, 02/01/05               575,000        586,880
  5.75%, 02/09/05               250,000        259,550
                                          ------------
                                             6,372,969
                                          ------------
FEDERAL HOME LOAN BANK (6.7%)
  6.75%, 04/05/04               300,000        300,183
  4.55%, 04/07/04             1,000,000      1,000,570
  5.51%, 04/26/04               500,000        501,416
  5.32%, 05/05/04               500,000        501,905
  5.33%, 05/05/04               550,000        552,037
  1.13%, 05/13/04               500,000        499,899
  3.38%, 05/14/04             2,850,000      2,857,138
  4.88%, 05/14/04               800,000        803,479
  3.38%, 06/15/04               500,000        502,007
  5.50%, 06/15/04               300,000        302,569
  6.32%, 06/17/04               200,000        202,194
  6.20%, 06/23/04             2,000,000      2,022,364
  6.00%, 07/07/04               250,000        253,192
  7.38%, 08/05/04                10,000         10,204
  4.15%, 10/12/04                25,000         25,359
  4.13%, 11/15/04             1,200,000      1,221,666
  6.50%, 11/15/04               250,000        257,721
  6.13%, 12/01/04               250,000        257,995
  4.00%, 12/08/04             1,000,000      1,018,434
  2.13%, 12/15/04               200,000        201,185
  4.05%, 12/17/04               300,000        305,402
  1.31%, 04/01/05             2,000,000      2,001,720
                                          ------------
                                            15,598,639
                                          ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (2.3%)
  3.50%, 04/19/04             1,000,000      1,001,127
  6.72%, 05/28/04               500,000        504,150
  3.00%, 07/15/04               500,000        502,140

                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
  4.50%, 08/15/04           $ 2,015,000   $  2,040,245
  1.88%, 01/15/05               308,000        309,262
  6.88%, 01/15/05             1,024,000      1,069,690
                                          ------------
                                             5,426,614
                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.3%)
  6.85%, 04/05/04             2,000,000      2,001,244
  0.99%, 05/05/04 (b)         5,000,000      4,995,302
  1.00%, 05/19/04 (b)         4,475,000      4,469,034
  6.57%, 07/26/04                25,000         25,414
  6.50%, 08/15/04               495,000        504,502
  6.31%, 11/01/04               250,000        257,027
                                          ------------
                                            12,252,523
                                          ------------
STUDENT LOAN MARKETING ASSOCIATION (2.4%)
  4.75%, 04/23/04               500,000        501,089
  1.48%, 04/26/04             5,000,000      5,000,216
                                          ------------
                                             5,501,305
------------------------------------------------------
TOTAL U.S. GOVERNMENT SPONSORED
  ENTERPRISE & AGENCY DEBENTURES            45,152,050
------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGES (10.0%)

SMALL BUSINESS ADMINISTRATION *
  Pool #501982
    2.00%, 04/01/04             188,047        189,131
  Pool #502001
    2.00%, 04/01/04             669,333        669,333
  Pool #502139
    2.00%, 04/01/04             203,086        203,086
  Pool #502245
    2.00%, 04/01/04             793,019        802,415
  Pool #502268
    2.00%, 04/01/04             346,178        346,178
  Pool #502275
    1.88%, 04/01/04             127,846        127,846
  Pool #504073
    1.50%, 04/01/04             379,573        379,573
  Pool #504081
    1.50%, 04/01/04             235,883        235,883

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 6

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)


                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
  Pool #504228
    1.50%, 04/01/04         $   358,980   $    358,980
  Pool #504409
    1.50%, 04/01/04             241,415        241,313
  Pool #504984
    1.71%, 04/01/04             171,219        171,219
  Pool #505128
    1.75%, 04/01/04           1,731,940      1,731,533
  Pool #505163
    1.75%, 04/01/04             236,683        236,626
  Pool #505236
    1.65%, 04/01/04           2,405,672      2,402,486
  Pool #505241
    1.65%, 04/01/04           1,120,557      1,120,557
  Pool #505303
    1.55%, 04/01/04             718,181        717,798
  Pool #505341
    1.45%, 04/01/04           2,379,463      2,378,869
  Pool #505344
    1.45%, 04/01/04           1,538,796      1,538,192
  Pool #505559
    1.50%, 04/01/04             386,178        386,178
  Pool #505716
    1.38%, 04/01/04           8,819,932      8,803,618
------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES      23,409,078
------------------------------------------------------
REPURCHASE AGREEMENTS (40.9%)

Bank of America Corp.
  1.02%, dated 03/31/04,
  due 04/01/04, repurchase
  price $47,001,332
  (collateralized by
  Government National
  Mortgage Association
  securities)                47,000,000     47,000,000

                              SHARES
                                OR
                             PRINCIPAL     AMORTIZED
                              AMOUNT          COST
------------------------------------------------------
Prudential, Inc.
  1.04%, dated 03/31/04,
  due 04/01/04, repurchase
  price $48,278,395
  (collateralized by
  Government National
  Mortgage Association
  securities)               $48,277,000   $ 48,277,000
------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                 95,277,000
------------------------------------------------------
INVESTMENT COMPANIES (5.1%)

BlackRock Provident
  Institutional T-Fund        6,000,000      6,000,000
Federated Prime Cash
  Obligations Fund            6,000,000      6,000,000
------------------------------------------------------
TOTAL INVESTMENT COMPANIES                  12,000,000
------------------------------------------------------
SAVINGS DEPOSITS (6.9%)

Comerica Bank Money Market
  Savings                   $ 8,000,000      8,000,000
Fifth Third Bank Money
  Market Savings              8,000,000      8,000,000
------------------------------------------------------
TOTAL SAVINGS DEPOSITS                      16,000,000
------------------------------------------------------
INVESTMENTS (AMORTIZED COST
  $234,763,535) (a) -- 100.7%              234,763,535
------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.7)%                         (1,635,642)
------------------------------------------------------
NET ASSETS -- 100.0%                      $233,127,893
------------------------------------------------------

---------------

(a) Cost and value for financial reporting and federal income tax purposes are the same.

(b) Rate disclosed represents effective yield at March 31, 2004.

* Denotes variable rate security. Rate presented represents rate in effect on March 31, 2004. Maturity date reflects next rate change date.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2004
(Unaudited)

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
ASSET BACKED SECURITIES (2.9%)

Daimler Chrysler Auto
  Trust, 3.53%, 12/06/07     $1,500,000   $  1,539,900
MMCA Automobile Trust,
  3.57%, 08/17/09             1,000,000      1,021,686
SSB Auto Loan Trust,
  2.89%, 02/15/09             2,000,000      2,039,245
WFS Financial Owner Trust,
  2.39%, 08/20/07             2,000,000      2,013,746
------------------------------------------------------
TOTAL ASSET BACKED
  SECURITIES                                 6,614,577
------------------------------------------------------
CORPORATE BONDS (23.6%)

AEROSPACE & MILITARY TECHNOLOGY (0.6%)
Loral Corp., 7.63%,
  06/15/25                      500,000        613,750
Northrop Grumman Corp.,
  7.88%, 03/01/26               500,000        629,375
                                          ------------
                                             1,243,125
                                          ------------
AUTOMOTIVE (0.8%)
DaimlerChrysler N.A.
  Holdings Corp.,
  7.20%, 09/01/09             1,000,000      1,140,000
General Motors,
  8.25%, 07/15/23               500,000        559,375
                                          ------------
                                             1,699,375
                                          ------------
BEVERAGES & TOBACCO (0.5%)
Anheuser-Busch Companies,
  Inc.,
  6.80%, 01/15/31             1,000,000      1,175,000
                                          ------------

COMPUTERS (0.7%)
Dell Computer Corp.,
  7.10%, 04/15/28               502,000        602,400
IBM Corp., 4.88%, 10/01/06    1,000,000      1,069,061
                                          ------------
                                             1,671,461
                                          ------------

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
CONSTRUCTION (0.6%)
Centex Corp., 4.75%,
  01/15/08                   $  125,000   $    131,875
Lennar Corp., 5.95%,
  03/01/13                      250,000        269,375
MDC Holdings, Inc.,
  5.50%, 05/15/13             1,000,000      1,028,750
                                          ------------
                                             1,430,000
                                          ------------
ELECTRIC UTILITY (2.2%)
Allete, Inc., 7.80%,
  02/15/08                      500,000        573,125
Constellation Energy Group,
  Inc.,
  7.00%, 04/01/12               500,000        577,500
Florida Power Corp.,
  4.80%, 03/01/13               500,000        512,399
PPL Electric Utilities,
  5.88%, 08/15/07             3,000,000      3,318,750
                                          ------------
                                             4,981,774
                                          ------------
FINANCE & BANKING (8.9%)
Amvescap PLC,
  5.38%, 02/27/13               500,000        503,125
Bank of America Corp.
  4.88%, 01/15/13             1,000,000      1,038,750
  8.57%, 11/15/24             1,000,000      1,348,749
Bear Stearns Companies,
  Inc., 5.70%, 11/15/14       1,000,000      1,080,000
Block Financial Corp.,
  8.50%, 04/15/07               189,000        220,248
Boeing Capital Corp.,
  5.65%, 05/15/06             1,000,000      1,071,393
Burlington Resources
  Finance Co.,
  6.40%, 08/15/11               500,000        567,500
Caterpillar Finance,
  3.45%, 01/15/09             1,000,000      1,012,500
Citigroup, Inc.,
  5.75%, 05/10/06             1,000,000      1,078,352
Donaldson, Lufkin &
  Jenrette, Inc., 6.50%,
  04/01/08                      500,000        560,625
Fleet National Bank,
  5.75%, 01/15/09               500,000        552,328

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 8

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
Ford Motor Credit Corp.,
  7.75%, 03/15/05            $  500,000   $    525,474
General Electric Capital
  Corp. 7.88%, 12/01/06         614,000        704,812
  6.90%, 09/15/15               125,000        148,594
Goldman Sachs Group, Inc.,
  6.60%, 01/15/12             1,000,000      1,147,500
Household Finance Corp.,
  6.75%, 05/15/11               500,000        578,125
J.P. Morgan Chase & Co.,
  4.00%, 02/01/08               500,000        520,000
Manufacturers & Traders
  Trust Co.,
  8.00%, 10/01/10               500,000        615,625
MBNA Corp., 5.38%, 01/15/08     500,000        540,000
Mellon Bank, 7.63%,
  09/15/07                      100,000        117,000
Morgan Stanley,
  6.60%, 04/01/12               500,000        575,625
National City Bank,
  4.63%, 05/01/13             1,000,000      1,008,750
PNC Funding Corp.,
  7.50%, 11/01/09               773,000        926,634
Regions Financial Corp.,
  7.75%, 09/15/24               495,000        620,272
SLM Corp., 4.00%, 01/15/09      500,000        514,375
SunAmerica, Inc.,
  8.13%, 04/28/23                75,000         97,251
U.S. Bancorp, 6.38%,
  08/01/11                      725,000        833,519
Washington Mutual, Inc.,
  8.25%, 04/01/10               500,000        611,875
Wells Fargo Financial,
  6.13%, 04/18/12             1,000,000      1,127,500
                                          ------------
                                            20,246,501
                                          ------------
FOOD (2.0%)
Albertson's, Inc.,
  7.50%, 02/15/11               500,000        587,500
Archer Daniels Co.,
  6.63%, 05/01/29             1,000,000      1,143,750

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
ConAgra, Inc., 7.50%,
  09/15/05                   $  850,000   $    918,000
Kellogg Co., 6.60%,
  04/01/11                      500,000        579,392
McDonalds Corp.,
  4.13%, 06/01/13               500,000        491,250
PepsiAmericas, Inc.,
  4.50%, 03/15/13               500,000        498,750
Sara Lee Corp.,
  6.00%, 01/15/08               100,000        110,750
Wendy's International,
  Inc., 6.20%, 06/15/14         135,000        149,850
                                          ------------
                                             4,479,242
                                          ------------
INSURANCE (0.3%)
Mony Group, Inc.,
  8.35%, 03/15/10               500,000        603,750
                                          ------------

METALS & MINING (0.5%)
Alcoa, Inc., 6.50%,
  06/01/11                    1,000,000      1,152,500
                                          ------------

MULTIMEDIA (0.7%)
Comcast Corp.,
  7.05%, 03/15/33               500,000        557,500
Time Warner, Inc.,
  6.13%, 04/15/06               500,000        539,019
Walt Disney Co.,
  7.00%, 03/01/32               500,000        559,375
                                          ------------
                                             1,655,894
                                          ------------
OIL & GAS (1.2%)
Ashland Oil, Inc.,
  9.20%, 04/24/06               500,000        562,500
Columbia Energy Group,
  6.80%, 11/28/05               500,000        538,464
Praxair, Inc., 6.38%,
  04/01/12                    1,000,000      1,148,750
USX Corp., 6.85%, 03/01/08      500,000        568,390
                                          ------------
                                             2,818,104
                                          ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
PHARMACEUTICALS (0.9%)
Merck & Company, Inc.,
  4.13%, 01/18/05            $1,000,000   $  1,022,500
Pfizer, Inc., 4.50%,
  02/15/14                    1,000,000      1,016,250
                                          ------------
                                             2,038,750
                                          ------------
RESEARCH & DEVELOPMENT (0.2%)
Science Applications
  International Corp.,
  6.25%, 07/01/12               305,000        341,981
                                          ------------

RETAIL (2.0%)
AutoZone, Inc.,
  4.38%, 06/01/13               500,000        482,500
Limited Brands, Inc.,
  6.13%, 12/01/12               500,000        555,978
Lowe's Companies, Inc.,
  7.11%, 05/15/37             1,000,000      1,271,494
Staples, Inc., 7.13%,
  08/15/07                      411,000        466,999
Wal-Mart Stores, Inc.,
  8.00%, 09/15/06             1,500,000      1,708,124
                                          ------------
                                             4,485,095
                                          ------------
TELECOMMUNICATIONS (0.7%)
Bellsouth
  Telecommunications, Inc.,
  7.00%, 10/01/25               500,000        572,500
GTE Hawaiian Telephone,
  Series A, 7.00%, 02/01/06   1,000,000      1,085,000
                                          ------------
                                             1,657,500
                                          ------------
TRAVEL & ENTERTAINMENT (0.8%)
Brunswick Corp.,
  7.38%, 09/01/23             1,000,000      1,130,868
Harrah's Operating Company,
  Inc.,
  8.00%, 02/01/11               500,000        601,250
                                          ------------
                                             1,732,118
------------------------------------------------------
TOTAL CORPORATE BONDS                       53,412,170
------------------------------------------------------

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
FOREIGN BONDS (2.2%)

FOREIGN GOVERNMENT
Canadian Global Bond,
  6.38%, 07/21/05            $1,000,000   $  1,065,000
Inter-American Development
  Bank
  4.00%, 01/18/05             1,000,000      1,022,500
  8.40%, 09/01/09               100,000        125,595
Italy, 3.25%, 05/15/09        1,000,000      1,006,250
Quebec Province,
  6.13%, 01/22/11             1,000,000      1,147,500
State of Israel, 6.38%,
  12/15/05                      495,000        510,469
------------------------------------------------------
TOTAL FOREIGN BONDS                          4,877,314
------------------------------------------------------
MORTGAGE BACKED SECURITIES (36.5%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (9.3%)
  Pool #A14649
    5.00%, 10/01/33           2,966,337      2,983,927
  Pool #C00544
    6.50%, 06/01/27              58,275         61,389
  Pool #C00835
    6.50%, 07/01/29             284,107        298,843
  Pool #C00896
    7.50%, 12/01/29             375,692        404,571
  Pool #C01244
    6.50%, 10/01/31           1,036,940      1,090,083
  Pool #C01649
    5.50%, 10/01/33           3,801,260      3,899,827
  Pool #C16249
    6.50%, 10/01/28           1,695,816      1,785,372
  Pool #D77827
    6.50%, 02/01/27              89,011         93,766
  Pool #D81274
    6.50%, 07/01/27               1,875          1,975
  Pool #D83661
    6.50%, 11/01/27              86,630         91,258
  Pool #D83833
    6.50%, 11/01/27             109,694        115,555
  Pool #D83835
    6.50%, 11/01/27              66,878         70,451

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 10

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
  Pool #D83900
    6.50%, 11/01/27          $   42,885   $     45,177
  Pool #D83967
    6.50%, 11/01/27               4,789          5,045
  Pool #D83991
    6.50%, 11/01/27              34,493         36,336
  Pool #D84075
    6.50%, 11/01/27              17,147         18,063
  Pool #E01071
    5.50%, 11/01/16             419,493        437,711
  Pool #E01544
    4.50%, 01/01/19           3,953,319      4,011,354
  Pool #E77808
    6.00%, 07/01/14           1,034,482      1,091,699
  Pool #E81217
    7.00%, 09/01/15              82,403         88,119
  Pool #G01035
    6.00%, 05/01/29           1,459,568      1,518,856
  Pool #G01477
    6.00%, 12/01/32           2,027,734      2,108,843
  Pool #M90724
    5.50%, 05/01/07             652,976        671,540
                                          ------------
                                            20,929,760
                                          ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (17.7%)
  Pool #250551
    7.00%, 05/01/26             608,789        647,788
  Pool #251140
    7.00%, 08/01/27              41,439         44,067
  Pool #255109
    5.00%, 03/01/19           5,970,046      6,145,386
  Pool #303585
    7.00%, 10/01/25              50,846         54,134
  Pool #313275
    7.50%, 04/01/26             743,595        799,826
  Pool #313644
    7.00%, 08/01/27              14,067         14,959
  Pool #323405
    7.50%, 10/01/28             706,656        760,094
  Pool #344263
    7.00%, 05/01/26              23,573         25,083

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
  Pool #346330
    7.00%, 05/01/26          $  250,069   $    266,088
  Pool #369427
    7.00%, 01/01/27              14,327         15,245
  Pool #381100
    5.77%, 01/01/09             928,273      1,022,261
  Pool #394444
    7.00%, 07/01/27             112,619        119,762
  Pool #396535
    7.00%, 11/01/27              50,581         53,789
  Pool #532574
    8.00%, 06/01/15             262,430        282,274
  Pool #534157
    7.50%, 04/01/30               1,892          2,028
  Pool #535469
    6.50%, 07/01/30             324,610        341,347
  Pool #545691
    6.50%, 06/01/32           1,318,693      1,385,854
  Pool #547005
    7.50%, 07/01/30               1,610          1,726
  Pool #550792
    7.50%, 10/01/30               8,585          9,205
  Pool #552555
    7.50%, 09/01/30               1,482          1,589
  Pool #556077
    7.50%, 11/01/30              36,036         38,637
  Pool #556340
    6.00%, 07/01/13             739,016        779,891
  Pool #561744
    8.50%, 12/01/30             948,977      1,026,964
  Pool #569582
    6.50%, 04/01/31             480,571        505,047
  Pool #610107
    6.50%, 10/01/31             304,332        319,831
  Pool #671779
    5.50%, 12/01/32           3,483,829      3,572,439
  Pool #683235*
    5.17%, 02/01/33           2,911,439      2,978,752
  Pool #694370
    5.00%, 03/01/33           3,885,457      3,907,293
  Pool #729535
    5.50%, 07/01/33           5,925,063      6,075,026

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
  Pool #734744
    5.00%, 10/01/18          $3,803,149   $  3,914,848
  Pool #761834
    6.00%, 06/01/33           4,503,671      4,690,843
                                          ------------
                                            39,802,076
                                          ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (9.5%)
  Series I, Pool #271938,
    4.50%, 08/15/18           3,923,961      3,993,847
  Series I, Pool #354602,
    7.00%, 06/15/23             145,116        155,772
  Series I, Pool #437447,
    7.00%, 11/15/12             276,920        297,947
  Series I, Pool #458347,
    7.00%, 11/15/12              91,343         98,279
  Series I, Pool #553132,
    6.50%, 03/15/33           2,757,312      2,912,411
  Series I, Pool #609383,
    5.50%, 04/15/33           4,810,510      4,953,287
  Series I, Pool #780204,
    7.00%, 07/15/25             354,957        380,024
  Series I, Pool #780717,
    7.00%, 02/15/28             397,035        423,708
  Series II, Pool #2118,
    7.50%, 11/20/25              16,395         17,634
  Series II, Pool #2271,
    8.50%, 08/20/26              34,165         37,368
  Series II, Pool #2473,
    7.50%, 08/20/27             117,207        125,813
  Series II, Pool #2474,
    8.00%, 08/20/27             143,915        156,461
  Series II, Pool #2498,
    7.50%, 10/20/27              80,617         86,537
  Series II, Pool #2516,
    6.50%, 11/20/12             248,394        265,238
  Series II, Pool #2562,
    6.00%, 03/20/28              27,801         29,103
  Series II, Pool #2576,
    6.00%, 04/20/28           1,277,197      1,337,059

                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
  Series II, Pool #2657,
    6.00%, 10/20/28          $  232,694   $    243,595
  Series II, Pool #2671,
    6.00%, 11/20/28             517,446        541,699
  Series II, Pool #2687,
    6.00%, 12/20/28             255,455        267,428
  Series II, Pool #3323,
    7.00%, 12/20/32           1,269,046      1,348,361
  Series II, Pool #3414,
    5.00%, 07/20/33           3,844,472      3,873,305
                                          ------------
                                            21,544,876
------------------------------------------------------
TOTAL MORTGAGE BACKED SECURITIES            82,276,712
------------------------------------------------------
U.S. GOVERNMENT SPONSORED ENTERPRISE & AGENCY
DEBENTURES (24.3%)

FEDERAL FARM CREDIT BANK (1.6%)
  9.20%, 08/22/05               100,000        110,609
  6.30%, 12/03/13             3,000,000      3,483,750
                                          ------------
                                             3,594,359
                                          ------------
FEDERAL HOME LOAN BANK (2.8%)
  5.60%, 09/29/04*              750,000        783,750
  5.88%, 02/23/06             1,110,000      1,195,548
  2.25%, 05/15/06             2,000,000      2,019,756
  5.75%, 05/15/12             2,000,000      2,247,444
                                          ------------
                                             6,246,498
                                          ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (7.1%)
  3.50%, 09/15/07             7,000,000      7,240,926
  5.75%, 04/15/08             1,000,000      1,115,946
  4.00%, 10/29/08             3,050,000      3,099,563
  6.63%, 09/15/09             1,000,000      1,167,500
  6.88%, 09/15/10             1,000,000      1,189,453
  5.63%, 03/15/11             2,000,000      2,235,188
                                          ------------
                                            16,048,576
                                          ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 12

INVESTMENT GRADE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)


                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (10.2%)
  2.63%, 11/15/06            $7,000,000   $  7,096,249
  6.60%, 07/16/07             2,000,000      2,031,120
  6.00%, 05/15/08             3,000,000      3,376,080
  5.25%, 01/15/09             1,000,000      1,099,680
  6.38%, 06/15/09             2,000,000      2,307,180
  6.63%, 09/15/09             4,000,000      4,671,600
  7.13%, 01/15/30             2,000,000      2,521,360
                                          ------------
                                            23,103,269
                                          ------------
STUDENT LOAN MARKETING ASSOCIATION (0.3%)
  8.44%, 12/01/16               450,000        629,280
                                          ------------

TENNESSEE VALLEY AUTHORITY (1.1%)
Tennessee Valley Authority,
  5.98%, 04/01/36             1,650,000      1,843,875
Tennessee Valley Authority
  Global,
  6.75%, 11/01/25               500,000        605,000
                                          ------------
                                             2,448,875
                                          ------------
U.S. GOVERNMENT GUARANTEED SECURITY (1.2%)
El Salvador Aid,
  6.30%, 11/01/05             1,614,062      1,719,448
Financing Corp.,
  10.35%, 08/03/18              600,000        955,262
Guaranteed Export Trust,
  Series 96-A,
  6.55%, 06/15/04               105,869        107,020
                                          ------------
                                             2,781,730
------------------------------------------------------
TOTAL U.S. GOVERNMENT SPONSORED
  ENTERPRISE & AGENCY DEBENTURES            54,852,587
------------------------------------------------------
U.S. TREASURY DEBENTURES (8.9%)
INTEREST ONLY STRIPPED SECURITIES (0.0%)
U.S. Treasury Strip, 0.00%,
  02/15/19                      100,000         48,677
                                          ------------

                               SHARES
                                 OR
                             PRINCIPAL
                               AMOUNT        VALUE
------------------------------------------------------

U.S. TREASURY BONDS (5.5%)
  12.00%, 05/15/05           $  160,000   $    179,224
  8.88%, 02/15/19               500,000        741,133
  8.75%, 05/15/20             5,000,000      7,408,790
  6.25%, 05/15/30             2,000,000      2,415,220
  5.38%, 02/15/31             1,500,000      1,635,465
                                          ------------
                                            12,379,832
                                          ------------
U.S. TREASURY NOTES (3.4%)
  1.88%, 12/31/05             2,000,000      2,015,000
  3.38%, 12/15/08             1,000,000      1,030,000
  5.00%, 08/15/11               530,000        584,177
  4.25%, 08/15/13             1,000,000      1,036,250
  4.25%, 11/15/13             3,000,000      3,105,000
                                          ------------
                                             7,770,427
------------------------------------------------------
TOTAL U.S. TREASURY DEBENTURES              20,198,936
------------------------------------------------------
INVESTMENT COMPANY (0.5%)

Eureka Prime Money Market
  Fund -- Trust Class         1,214,254      1,214,254
------------------------------------------------------
TOTAL INVESTMENTS (COST $215,302,705)
  (a) -- 98.9%                             223,446,550
------------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.1%                        2,499,533
------------------------------------------------------
NET ASSETS -- 100.0%                      $225,946,083
------------------------------------------------------

---------------

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value basis by unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation.......   $8,259,036
Unrealized depreciation.......     (115,191)
                                 ----------
Net unrealized appreciation...   $8,143,845
                                 ==========

* Denotes variable rate security. Rate presented represents rate in effect on March 31, 2004. Maturity date reflects next rate change date.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
COMMON STOCK (98.5%)

ADVERTISING & MARKETING (0.1%)
Publicis Groupe                     300   $     9,095
WPP Group PLC                     2,700        27,317
                                          -----------
                                               36,412
                                          -----------
AEROSPACE & MILITARY TECHNOLOGY (0.4%)
British Aerospace PLC             8,917        32,940
European Aeronautic Defence
  and Space Co.                     700        15,097
Lockheed Martin Corp.             2,400       109,536
Rolls-Royce Group PLC             2,500        10,338
                                          -----------
                                              167,911
                                          -----------
AIRPORTS (0.1%)
BAA PLC                           2,800        26,502
                                          -----------

AUTOMOTIVE (3.3%)
Bridgestone Corp.                 1,000        15,697
Continental AG                      400        15,779
DaimlerChrysler AG                1,774        74,079
Denso Corp.                       1,200        27,337
Fiat SPA *                        1,100         7,597
General Motors Corp.              6,400       301,440
Honda Motor Company, Ltd.         1,700        78,435
Magna International, Inc.,
  Class A                           200        15,731
Michelin (CGDE), Class B            300        13,589
Nissan Motors                     5,200        58,230
PACCAR, Inc.                      6,450       362,747
PSA Peugeot Citroen                 420        21,399
Renault SA                          370        25,622
Toyota Motor Corp.                5,800       216,312
Volkswagen AG                       600        26,249
Volvo AB, Class A                   400        12,783
Volvo AB, Class B                   300         9,886
                                          -----------
                                            1,282,912
                                          -----------
BEVERAGES & TOBACCO (2.6%)
Altadis SA                          800        24,234
Anheuser Busch Companies,
  Inc.                              800        40,800

                                SHARES       VALUE
-----------------------------------------------------
Asahi Breweries, Ltd.             2,000   $    23,204
British American Tobacco PLC      3,474        52,259
Cadbury Schweppes PLC             5,506        43,411
Coca Cola Amatil, Ltd.            2,900        15,100
Coca-Cola Co.                     5,200       261,559
Coca-Cola Enterprises, Inc.       1,300        31,421
Diageo PLC                        6,352        82,768
Heineken NV                         500        20,031
Imperial Tobacco Group PLC        1,700        37,055
Interbrew                           400        11,006
Ito En, Ltd.                        200         8,959
Japan Tobacco, Inc.                   2        14,630
Kirin Brewery Company, Ltd.       3,000        32,383
LVMH (Louis Vuitton Moet
  Hennessy)                         520        38,214
PepsiCo, Inc.                     4,100       220,784
Pernod-Ricard SA                    205        24,941
SABMiller PLC                     2,000        23,010
Scottish & Newcastle PLC          1,400        10,691
                                          -----------
                                            1,016,460
                                          -----------
CHEMICALS (1.5%)
Akzo Nobel                          580        21,290
Asahi Kasei Corp.                 4,000        23,492
BOC Group PLC                     1,000        16,550
Ciba Specialty Chemicals AG *       200        13,648
Dow Chemical Co.                  1,800        72,504
DSM NV                              200         8,929
Henkel KGaA, Vorzug                 150        12,314
Hercules, Inc. *                 12,400       142,351
Imperial Chemical Industries
  PLC                             3,700        15,351
International Flavors &
  Fragrances, Inc.                  400        14,200
Johnson Matthey PLC                 600         9,698
L'Air Liquide                       206        35,062
Lonza Group AG                      214        10,921
Mitsubishi Chemical Corp.         7,000        21,397
Mitsui Chemicals, Inc.            2,000        12,323
NOVA Chemicals Corp.                300         7,515
Potash Corp. of Saskatchewan        200        16,597
Shin-Etsu Chemical Co.              800        33,681

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 14

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Solvay SA                           210   $    16,878
Syngenta AG, Registered             295        21,516
Takeda Chemical Industries        1,800        80,280
                                          -----------
                                              606,497
                                          -----------
COMPUTERS (6.7%)
Adobe Systems, Inc.                 400        15,772
Applied Materials, Inc. *         5,200       111,176
ATI Technologies, Inc. *            600         9,738
Cap Gemini SA *                     320        12,202
Cisco Systems, Inc. *             8,100       190,512
Citrix Systems, Inc. *            3,100        67,022
Cognos, Inc. *                      300         9,352
Computer Associates
  International, Inc.             6,300       169,218
CSK Corp.                           200         8,901
Dassault Systemes SA                200         8,307
Dell, Inc. *                      9,300       312,666
Fujitsu, Ltd. *                   5,000        31,960
Gateway, Inc. *                   4,300        22,704
Hewlett-Packard Co.                 300         6,852
IBM Corp.                         4,500       413,280
Intel Corp.                       8,300       225,760
Lexmark International, Inc. *     1,400       128,800
LogicaCMG PLC                     1,700         8,006
Microsoft Corp.                  22,700       566,820
Misys PLC                         2,100         7,941
Nomura Research Institute,
  Ltd.                              100        11,381
NTT Data Corp.                        4        16,994
Oracle Corp. *                   12,100       145,321
Parametric Technology Corp. *     8,600        38,872
SAP AG                              460        72,358
Seagate Technology, Inc.
  Escrow Shares *                 1,700             0
TietoEnator Oyj                     300         9,139
Unisys Corp. *                      500         7,140
                                          -----------
                                            2,628,194
                                          -----------

                                SHARES       VALUE
-----------------------------------------------------
CONSTRUCTION (1.4%)
Acciona SA                          200   $    12,301
Actividades de Construccion y
  Servicios SA                      314        15,358
Autostrade SPA *                    700        12,508
Barratt Developments PLC            800         9,145
Berkeley Group PLC                  500         9,667
Bouygues SA                         600        20,646
Centex Corp.                      1,400        75,683
Compagnie de Saint-Gobain           680        34,353
Compagnie Francaise d'Etudes
  et de Construction SA
  (Technip)                          70         9,463
Daiwa House Industry Company,
  Ltd.                            2,000        25,529
Fomento de Construcciones y
  Contratas SA                      300        10,902
Geberit AG, Registered               20        10,988
Grupo Ferrovial SA                  300        12,185
Hanson PLC                        2,500        19,206
Imerys                               40         9,522
KB HOME                           1,900       153,519
Obayashi Corp.                    3,000        16,408
Persimmon PLC                       800        10,160
Rinker Group, Ltd.                3,300        17,510
Sekisui House, Ltd.               1,000        11,275
Skanska AB, Class B               1,800        15,276
Vinci SA                            240        23,034
                                          -----------
                                              534,638
                                          -----------
CONSUMER GOODS & SERVICES (4.6%)
Adidas-Salomon AG                   130        15,065
Avon Products, Inc.               1,700       128,979
Black & Decker Corp.                600        34,164
Eastman Kodak Co.                 4,600       120,382
Electrolux AB, Class B              600        12,253
Essilor International SA            400        24,327
Gillette Co.                      5,800       226,780
Givaudan SA, Registered              30        15,321
KAO Corp.                         1,000        22,877
L'Oreal SA                          690        52,827
Luxottica Group SPA                 600         9,438

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Matsushita Electric Industrial
  Co.                             4,576   $    70,728
Mattel, Inc.                     15,400       283,976
Nintendo Company, Ltd.              200        20,205
Procter & Gamble Co.              4,100       430,008
Reckitt Benckiser PLC             1,300        32,135
Secom Company, Ltd.                 500        21,820
Securitas AB, Class B               600         8,672
Shiseido Company, Ltd.            1,000        13,034
Snap-on, Inc.                     1,100        35,574
Societe BIC SA                      300        12,719
Sony Corp.                        2,000        83,818
Unilever NV -- CVA                1,283        88,530
Unilever PLC                      5,735        56,758
                                          -----------
                                            1,820,390
                                          -----------
CONTAINERS (0.2%)
Amcor, Ltd.                       1,600         9,772
Ball Corp.                          600        40,669
Rexam PLC                         1,300        10,524
                                          -----------
                                               60,965
                                          -----------
DIVERSIFIED (2.5%)
3M Co.                              400        32,748
BASF AG                           1,145        58,183
Bayer AG                          1,400        34,323
Bombardier, Inc., Class B         3,300        14,739
Brambles Industries PLC           3,300        13,024
Brambles Industries, Ltd.         5,008        21,449
Brascan Corp., Class A              300        11,938
Broken Hill Proprietary
  Company, Ltd.                   8,062        75,460
Bunzl PLC                         1,400        11,623
Compagnie Financiere Richemont
  AG, Class A                     1,300        34,941
General Electric Co.             12,300       375,397
Groupe Bruxelles Lambert SA         250        15,100
Hutchison Whampoa                 3,400        24,438
Mitsubishi Corp.                  2,000        23,646
Mitsui & Company, Ltd.            3,000        26,933
Nippon Unipac Holding                 2        10,669
Power Corp. of Canada               400        16,374

                                SHARES       VALUE
-----------------------------------------------------
Preussag AG                         500   $    11,429
Reed International PLC            3,100        27,433
Rentokil Initial PLC              6,258        20,961
Smiths Industries PLC             1,300        15,315
Sumitomo Corp.                    3,000        27,020
Swire Pacific, Ltd., Class A      3,500        23,697
Wesfarmers, Ltd.                    900        19,926
Wharf Holdings, Ltd.              5,700        17,120
                                          -----------
                                              963,886
                                          -----------
E-COMMERCE (0.5%)
Amazon.com, Inc. *                2,500       108,200
InterActiveCorp *                 1,400        44,226
VeriSign, Inc. *                  3,000        49,770
Wanadoo *                         1,000        10,495
                                          -----------
                                              212,691
                                          -----------
ELECTRICAL & ELECTRONIC (3.6%)
Advantest Corp.                     200        16,398
Altera Corp. *                    2,000        40,900
Applied Micro Circuits Corp. *   15,100        86,825
ASML Holding NV *                 1,000        18,323
Casio Computer Company, Ltd.      1,000        11,900
Celestica, Inc. *                   500         8,123
Electrocomponents PLC             1,300         8,159
Emerson Electric Co.                200        11,984
Fanuc, Ltd.                         400        25,107
Hirose Electric Company, Ltd.        60         6,673
Hitachi, Ltd.                     8,000        62,056
Infineon Technologies AG *        1,400        20,508
Johnson Electric Holdings,
  Ltd.                            8,000         8,677
Keyence Corp.                        80        19,501
Kyocera Corp.                       400        33,604
Micron Technology, Inc. *         4,800        80,208
Mitsubishi Electric Corp.         6,000        34,027
Murata Manufacturing Company,
  Ltd.                              500        31,768
NEC Corp.                         4,000        32,912
Nitto Denko Corp.                   400        21,993
Novellus Systems, Inc. *          4,600       146,234
Omron Corp.                         700        17,595

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 16

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Philips Electronics NV            2,882   $    83,336
Pioneer Corp.                       400        11,842
Power-One, Inc. *                   500         5,530
Rockwell Automation, Inc.         4,300       149,081
Rohm Company, Ltd.                  200        25,895
Sagem SA                             83         9,231
Sanyo Electric Company, Ltd.      5,000        24,895
Sharp Corp.                       2,000        35,738
Siemens AG                        1,797       132,721
STMicroelectronics NV             1,300        30,641
Sumitomo Electric Industries,
  Ltd.                            2,000        18,205
Taiyo Yuden Company, Ltd.         1,000        16,706
TDK Corp.                           300        22,925
Thales SA                           200         7,654
Tokyo Electron, Ltd.                400        26,722
Toshiba Corp.                     8,000        36,295
Yokogawa Electric Corp.           1,000        14,841
                                          -----------
                                            1,395,733
                                          -----------
FINANCE & BANKING (19.2%)
3i Group PLC                      1,500        17,340
77 Bank, Ltd.                     4,000        24,992
ABN Amro Holding NV               3,548        79,136
Acom Company, Ltd.                  190        13,880
Aiful Corp.                         100        10,256
Allied Irish Bank PLC             2,200        32,821
Alpha Bank A.E                      500        15,398
Amvescap PLC                      1,700        12,513
Australia & New Zealand
  Banking Group, Ltd.             3,900        56,453
Banca Antonveneta SPA               900        16,668
Banca Fideuram SPA                1,600         8,848
Banca Intesa SPA *               11,917        39,395
Banche Popolari Unite Scrl *      1,400        22,796
Banco Bilbao Vizcaya              6,531        86,439
Banco Comercial Portugues SA,
  Registered *                    4,900        12,103
Banco Espirito Santo SA,
  Registered                        900        15,539
Banco Popolare di Verona e
  Novara Scrl                     1,400        22,779

                                SHARES       VALUE
-----------------------------------------------------
Banco Popular Espanol SA            400   $    23,408
Banco Santander Central
  Hispano SA                      9,840       107,018
Bank of America Corp.             1,936       156,777
Bank of East Asia                 7,600        22,972
Bank of Ireland                   2,400        29,936
Bank of Montreal                  1,000        41,263
Bank of Nova Scotia               1,050        56,565
Bank of Yokohama, Ltd.            4,000        23,531
Barclays PLC                     14,100       124,191
Bayerische Hypo-und
  Vereinsbank AG *                  973        19,108
Bear Stearns Companies, Inc.      2,900       254,272
Canadian Imperial Bank of
  Commerce                          800        41,636
Citigroup, Inc.                   6,600       341,220
Close Brothers Group PLC            600         8,822
Commerzbank AG                    1,200        20,321
Commonwealth Bank of Australia    2,500        63,557
Countrywide Credit Industries,
  Inc.                              766        73,459
Credit Agricole SA                1,400        36,560
Credit Saison Company, Ltd.         500        15,043
Credit Suisse Group               2,600        90,097
Daiwa Securities Group, Inc. *    3,000        24,511
Danske Bank A/S                   1,300        29,398
DBS Group Holdings, Ltd.          3,198        27,473
Deutsche Bank AG                  1,130        93,804
Dexia                             1,300        22,574
Dexia-Strip VVPR *                2,560            31
Euronext NV                         300         8,940
Fannie Mae                        4,600       342,010
Fortis                            2,020        42,945
Freddie Mac                       8,000       472,481
Golden West Financial Corp.         800        89,560
Hang Seng Bank, Ltd.              1,200        15,325
HBOS PLC                          8,275       112,237
HSBC Holdings PLC                23,100       343,456
Hypo Real Estate Holding AG *       343         9,610
ING Groep NV                      3,608        79,278
Irish Life & Permanent PLC          700        11,475
J.P. Morgan Chase & Co.           7,900       331,405

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Jafco Company, Ltd. *               100   $     9,776
KBC Bancassurance Holding           300        17,549
Lehman Brothers Holdings,
  Inc.                            2,800       232,036
Lend Lease Corporation, Ltd.      2,700        21,087
Lloyds TSB Group PLC             12,576        95,571
M&T Bank Corp.                      700        62,895
Macquarie Bank, Ltd.                500        13,666
Man Group PLC                       600        19,286
Mediobanca SPA                    1,300        15,001
Mellon Financial Corp.              600        18,774
Merrill Lynch & Co.               4,800       285,888
Mitsubishi Tokyo Financial
  Group, Inc. (MTFG)                 10        99,005
Mizuho Financial Group, Inc.         15        64,594
National Australia Bank, Ltd.     3,200        75,734
National Bank of Canada             600        20,914
National Bank of Greece SA        1,270        33,805
National City Corp.              15,100       537,259
Nikko Securities Company,
  Ltd.                            2,000        13,265
Nomura Securities Company,
  Ltd.                            4,000        72,860
Nordea AB                         6,000        40,974
Orix Corp.                          200        22,127
Oversea-Chinese Banking
  Corporation, Ltd.               3,000        22,013
Power Financial Corp.               200         8,446
Promise Company, Ltd.               250        17,182
Provident Financial PLC             900        12,091
Royal Bank of Canada              1,300        61,872
Royal Bank of Scotland Group
  PLC                             6,200       188,924
San Paolo-IMI SPA                 2,835        32,296
Shizuoka Bank                     2,000        17,244
Skandiaviska Enskilda Banken      1,500        21,979
SLM Corp.                         8,600       359,910
Societe Generale, Class A           760        64,910
Softbank Corp. *                    500        23,406
Sumitomo Mitsui Financial
  Group, Inc.                         9        66,612
Sumitomo Trust & Banking          3,000        19,984
Sun Life Financial Services of
  Canada, Inc.                    1,200        32,140

                                SHARES       VALUE
-----------------------------------------------------
Suncorp-Metway, Ltd.              1,400   $    15,156
Svenska Handelsbanken, Class A      900        17,006
Svenska Handelsbanken, Class B      600        11,258
Takefuji Corp.                      140         9,756
UBS AG, Registered                2,438       181,092
UFJ Holdings, Inc.                    8        50,906
Unicredito Italiano SPA          10,300        49,112
United Overseas Bank, Ltd.        3,256        26,029
Wachovia Corp.                      600        28,200
Washington Mutual, Inc.           6,300       269,073
Westfield Holdings, Ltd.          2,000        20,338
Westpac Banking Corp.             6,100        81,731
                                          -----------
                                            7,574,357
                                          -----------
FOOD (2.4%)
Ajinomoto Company, Inc.           2,000        23,838
Autogrill SPA *                   1,000        14,415
Carrefour SA                      1,180        58,207
Compass Group PLC                 5,637        37,140
Danisco A/S                         200         9,623
Delhaize Group                      200         9,266
Etablissements Economiques du
  Casino Guichard-Perrachon SA       90         8,632
Groupe Danone                       270        44,263
H.J. Heinz Co.                    1,900        70,851
Katokichi Company, Ltd.             600        11,396
Kellogg Co.                       5,100       200,124
Kerry Group PLC, Class A            700        13,377
Koninklijke Ahold NV *            2,000        16,369
Koninklijke Numico NV -- CVA *      400        11,797
Loblaw Companies, Ltd.              200         9,526
Nestle SA, Registered               855       217,994
Nissin Food Products Company,
  Ltd.                              500        12,760
Orkla ASA, Class A                1,000        28,693
Sainsbury (J) PLC                 4,344        20,817
Sodexho Alliance SA                 300         9,132
Tesco PLC                        16,348        73,836
Weston (George), Ltd.               100         7,466

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 18

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Whitbread PLC                       900   $    12,009
William Morrison Supermarkets
  PLC                             2,500        11,498
                                          -----------
                                              933,029
                                          -----------
FORESTRY (0.9%)
Weyerhaeuser Co.                  5,500       360,250
                                          -----------
HEALTH CARE (2.4%)
Amersham PLC                      1,600        23,554
Amgen, Inc. *                     2,100       122,157
Baxter International, Inc.        1,200        37,068
Becton, Dickinson and Co.         2,200       106,656
Fresenius Medical Care AG           120         7,890
Johnson & Johnson                 7,904       400,890
McKesson, Inc.                    1,400        42,126
Medtronic, Inc.                   2,200       105,050
Nobel Biocare Holding AG             80        10,948
Smith & Nephew PLC                2,400        23,620
Stryker Corp.                       400        35,412
Synthes-Stratec, Inc.                15        15,381
Terumo Corp.                        600        13,034
                                          -----------
                                              943,786
                                          -----------
INSURANCE (4.0%)
Aegon NV                          2,891        36,949
Aetna, Inc.                       2,900       260,189
AFLAC, Inc.                         200         8,028
Alleanza Assicurazioni SPA        1,300        14,714
Allianz AG, Registered              625        68,212
AMP, Ltd.                         3,700        15,903
Assicurazioni Generali            2,170        55,361
Axa                               3,000        62,600
CGU PLC                           4,724        45,841
Corporacion Mapfre SA             1,000        12,019
Daido Life Insurance Company,
  Ltd.                                3        12,255
Great-West Lifeco, Inc.             274        10,581
Legal & General Group PLC        17,000        29,603
Lincoln National Corp.            2,800       132,496
Manulife Financial Corp.          1,000        36,949

                                SHARES       VALUE
-----------------------------------------------------
Marsh & McLennan Companies,
  Inc.                            2,000   $    92,600
Mediolanum SPA                    1,200         7,388
Millea Holdings, Inc.                 3        46,715
Mitsui Sumitomo Insurance
  Company, Ltd.                   4,000        42,601
Muenchener Rueckver. AG,
  Registered                        330        36,579
Progressive Corp.                   600        52,560
Prudential PLC                    4,200        34,542
QBE Insurance Group, Ltd.         1,500        12,803
RAS SPA                             800        14,304
Royal & Sun Alliance Insurance
  Group PLC                       4,545         6,849
SAFECO Corp.                      5,800       250,387
Sampo Oyj, A Shares               1,200        14,009
Skandia Forsakrings AB            3,400        13,435
Sompo Japan Insurance, Inc.       1,000        10,727
Swiss Re, Registered                730        50,305
Travelers Property Casualty
  Corp., Class B                  1,300        22,451
Zurich Financial Services AG        331        52,190
                                          -----------
                                            1,562,145
                                          -----------
MANUFACTURING (4.2%)
Abitibi-Consolidated, Inc.        1,384         9,825
Acerinox SA                         400        19,579
Arcelor                             900        16,325
Asahi Glass Company, Ltd.         2,000        21,608
Atlas Copco AB, Class A             400        14,215
Boehler-Uddeholm AG                 380        30,938
BPB PLC                           1,400         9,147
Canon, Inc.                       2,000       103,619
Caterpillar, Inc.                   800        63,256
CRH PLC                           1,100        22,372
Deere & Co.                       4,700       325,756
Dofasco, Inc.                       600        15,522
Fuji Photo Film Co.               1,000        31,816
GKN PLC                           3,300        14,601
Holcim, Ltd., Registered            375        20,055
Hoya Corp.                          200        19,513

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
JFE Holdings, Inc.                1,150   $    31,449
JSR Corp.                           500        10,718
Komatsu, Ltd.                     2,000        12,688
Konica Minolta Holdings, Inc.     1,000        14,303
Kubota Corp.                      4,000        19,071
LaFarge                             350        28,323
Linde AG                            300        15,853
Linear Technology Corp.           6,300       233,225
MAN AG                              300        10,691
Mitsubishi Heavy Industries,
  Ltd.                            9,000        29,240
Nidec Corp.                         100        10,400
Nikon Corp.                       1,000        13,313
Norsk Hydro ASA                     540        33,977
Norske Skogsindustrier ASA          700        13,560
Olympus Optical Company, Ltd.     1,000        21,531
Orica, Ltd.                       1,700        18,534
Ricoh Company, Ltd.               1,000        20,570
RMC Group PLC                     1,000        11,569
Sandvik AB                          450        14,351
Sapa AB                             500        11,967
Schneider Electric SA               500        32,566
Sembcorp Industries, Ltd.        18,209        16,729
Shimano, Inc.                       500        11,727
SKF AB, B Shares                    200         7,240
SMC Corp.                           200        23,857
Svenska Cellulosa AB, Class B       300        11,994
ThyssenKrupp AG                     950        17,640
Titan Cement Co. SA                 300        13,265
Tostem Corp.                      1,000        22,108
Toyoda Automatic Loom Works,
  Ltd.                              800        19,032
UPM-Kymmene Oyj                   1,200        21,973
Ushio, Inc.                       1,000        18,503
Valeo SA                            200         8,298
Veba AG                           1,350        89,089
Voestalpine AG                      300        13,641
                                          -----------
                                            1,641,142
                                          -----------
METALS & MINING (0.8%)
Alcan, Inc.                         700        31,047
Barrick Gold Corp.                1,200        28,305

                                SHARES       VALUE
-----------------------------------------------------
BHP Billiton PLC                  5,266   $    48,004
Inco, Ltd. *                        500        17,169
Newcrest Mining, Ltd.             1,100        10,808
Noranda, Inc.                       800        14,390
Placer Dome, Inc.                 1,000        17,949
Rio Tinto PLC, Registered         2,416        59,589
Rio Tinto, Ltd.                     800        21,016
Teck Cominco, Ltd., Class B         500         9,309
Umicore SA                          200        12,191
WMC Resources, Ltd.               4,200        16,417
WMC, Ltd.                         4,200        17,187
                                          -----------
                                              303,381
                                          -----------
MULTIMEDIA (2.3%)
British Sky Broadcasting PLC      2,800        34,915
Comcast Corp., Class A *            200         5,748
EMAP PLC                            700        11,154
ITV PLC *                         8,037        19,682
Lagardere S.C.A.                    300        17,080
McGraw-Hill Companies, Inc.       1,000        76,140
Mediaset SPA                      1,800        19,975
Meredith Corp.                    3,300       166,849
News Corporation, Ltd.            3,500        31,477
Pearson PLC                       1,863        21,177
Publishing & Broadcasting         1,200        10,810
Reuters Group PLC                 3,155        22,440
Shaw Communications, Inc.,
  Class B                           600         9,838
Societe Television Francaise 1      400        12,702
Thomson                             700        12,912
Toho Company, Ltd.                1,200        19,724
Toppan Printing Company, Ltd.     2,000        25,780
Univision Communications,
  Inc., Class A *                 3,200       105,632
Viacom, Inc., Class B             2,300        90,183
Vivendi Universal SA *            2,001        53,041
Walt Disney Co.                   4,800       119,952
Yamaha Corp.                        500         9,348
                                          -----------
                                              896,559
                                          -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 20

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
OIL & GAS (7.4%)
Australian Gas Light Company,
  Ltd.                            1,800   $    15,941
BG Group PLC                      9,765        58,371
BJ Services Co. *                   600        25,962
BP Amoco PLC                     45,952       385,106
Burlington Resources, Inc.          200        12,726
Canadian Natural Resources,
  Ltd.                              300        16,595
Devon Energy Corp.                3,800       220,970
Dynergy, Inc., Class A *          8,800        34,848
ENI SPA                           5,300       106,555
EOG Resources, Inc.               3,500       160,615
Exxon Mobil Corp.                 6,184       257,193
Hong Kong & China Gas            18,210        31,436
Husky Energy, Inc.                  500         9,968
IHC Caland NV                       170         8,760
Imperial Oil, Ltd.                  400        17,917
Kerr-McGee Corp.                  4,900       252,350
Kinder Morgan, Inc.               5,100       321,402
Nexen, Inc.                         400        15,553
Nippon Oil Corp.                  3,000        17,187
OMV AG                               50         9,463
Osaka Gas Company, Ltd.           6,000        17,936
PanCanadian Energy Corp.            956        41,237
Penn West Petroleum, Ltd.           200         9,329
Petro-Canada                        500        21,921
Precision Drilling Corp. *          200         9,329
Royal Dutch Petroleum             4,417       209,794
Santos, Ltd.                      2,700        12,574
Shell Canada, Ltd.                  300        14,164
Shell Transportation & Trading
  Co. PLC                        19,673       128,535
Suncor Energy, Inc.               1,000        27,369
Talisman Energy, Inc.               300        17,631
Tokyo Gas Company, Ltd.           9,000        34,085
TonenGeneral Sekiyu K.K           1,000         8,737
Total SA, Class B                 1,317       241,798
Total SA-Strip VVPR *               180             2
TransCanada Corp.                   800        17,214

                                SHARES       VALUE
-----------------------------------------------------
Unocal Corp.                      3,100   $   115,568
Woodside Petroleum, Ltd.          1,900        22,774
                                          -----------
                                            2,928,915
                                          -----------
PAPER PRODUCTS (0.7%)
MeadWestvaco Corp.                2,900        82,041
Oji Paper Company, Ltd.           2,000        13,899
Temple-Inland, Inc.               2,900       183,686
                                          -----------
                                              279,626
                                          -----------
PHARMACEUTICALS (7.3%)
Abbott Laboratories               3,800       156,180
Altana AG                           180        11,188
AmerisourceBergen Corp.           1,200        65,616
Astrazeneca Group PLC             3,750       173,884
Aventis SA                        1,455       111,842
Bristol-Myers Squibb Co.          1,600        38,768
Chugai Pharmaceutical Company,
  Ltd.                              700        11,142
CSL, Ltd.                           800        12,814
Daiichi Pharmaceutical
  Company, Ltd.                     700        13,592
Eisai Company, Ltd.                 600        16,264
Elan Corp. PLC *                    900        18,470
Eli Lilly and Co.                 1,100        73,590
Fujisawa Pharmaceutical
  Company, Ltd.                     700        16,821
Genentech, Inc. *                 2,800       296,296
Gilead Sciences, Inc. *             300        16,731
GlaxoSmithKline PLC              12,518       245,706
MedImmune, Inc. *                 8,100       186,948
Merck & Company, Inc.             9,800       433,063
Merck KGaA                          200         9,389
Novartis AG, Registered           4,960       210,639
Novo Nordisk A/S, Class B           580        26,902
Pfizer, Inc.                      8,850       310,194
Roche Holding AG, Bearer            100        13,399
Roche Holding AG, Genusschein     1,420       138,710
Sankyo Company, Ltd.                900        19,594
Sanofi Synthelabo SA                720        47,028
Schering AG                         400        19,023

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Serono SA, Class B                   20   $    12,346
Shionogi & Company, Ltd.          1,000        17,667
UCB SA                              300        11,528
Wyeth                             3,500       131,425
Yamanouchi Pharmaceutical
  Company, Ltd.                     700        24,088
                                          -----------
                                            2,890,847
                                          -----------
PRINTING & PUBLISHING (0.3%)
Daily Mail and General Trust
  NV, Class A                       800         9,674
Elsevier NV                       1,800        23,757
Stora Enso Oyj, Registered
  Shares                          1,600        20,134
Thomson Corp.                       500        15,427
Tribune Co.                         400        20,176
United Business Media PLC         1,100        10,007
VNU NV                              500        14,317
Wolters Kluwer                      880        15,043
                                          -----------
                                              128,535
                                          -----------
REAL ESTATE (0.8%)
Apartment Investment &
  Management Co., Class A         1,200        37,308
British Land Co. PLC              1,200        14,390
Brookfield Properties Corp.         300         9,263
Canary Wharf Group PLC *          3,300        17,619
Cheung Kong Holdings, Ltd.        4,000        33,628
Hammerson PLC                       800         9,998
Henderson Land Development
  Company, Ltd.                   3,000        14,363
Land Securities Group PLC           875        17,529
Metrovacesa SA                      258         9,664
Mitsubishi Estate Company,
  Ltd.                            3,000        40,687
Mitsui Fudosan Company, Ltd.      2,000        25,165
Sumitomo Realty & Development
  Company, Ltd.                   1,000        13,005
Sun Hung Kai Properties           4,000        36,580
Union du Credit-Bail
  Immobilier (Unibail)              220        22,994
Wereldhave NV                       200        16,258
                                          -----------
                                              318,451
                                          -----------

                                SHARES       VALUE
-----------------------------------------------------
RETAIL (3.3%)
AutoZone, Inc. *                  1,100   $    94,567
Bed Bath & Beyond, Inc. *         2,100        87,696
Benetton Group SPA                  900         9,567
Boots Group PLC                   2,219        25,264
Coles Myer, Ltd.                  3,000        18,598
Dixons Group PLC                  6,600        18,680
Dollar General Corp.              4,600        88,320
Douglas Holding AG                  500        14,378
Enterprise Inns PLC                 800         8,991
Fast Retailing Company, Ltd.        100         8,180
Gap, Inc.                         6,400       140,289
Great Universal Stores PLC        2,234        30,752
Hennes & Mauritz AB, Class B      1,000        26,918
Hermes International                 50        10,200
Home Depot, Inc.                  1,300        48,568
Industria de Diseno Textil SA
  (Inditex)                         500        11,552
Ito-Yokado Company, Ltd.          1,000        45,562
Jusco Company, Ltd.                 500        21,579
Kingfisher PLC                    5,647        29,942
Marks & Spencer Group PLC         6,403        32,773
Marui Company, Ltd.               1,400        22,029
Metro AG                            400        17,106
Next PLC                            700        18,397
Pinault-Printemps-Redoute SA        190        19,858
Puma AG Rudolf Dassler Sport         60        13,198
Seven-Eleven Japan Company,
  Ltd.                            1,000        36,526
Swatch Group AG, Registered         600        15,700
V.F. Corp.                          900        42,030
Wal-Mart Stores, Inc.             5,000       298,451
Woolworths, Ltd.                  3,700        33,473
Yamada Denki Company, Ltd.          300        11,736
                                          -----------
                                            1,300,880
                                          -----------
SERVICES (2.9%)
ABB, Ltd. *                       3,664        21,605
Adecco SA, Registered               350        19,339
Atos Origin SA *                    140         9,127
Capita Group PLC                  2,200        12,615

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 22

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Dai Nippon Printing Company,
  Ltd.                            2,000   $    33,085
Deluxe Corp.                      3,100       124,310
Deutsche Boerse AG                  200        11,355
Deutsche Post AG, Registered        800        17,922
Equifax, Inc.                    12,900       333,079
Fiserv, Inc. *                    1,900        67,963
Hays PLC                          5,700        13,042
Itochu Corp.                      4,000        17,994
Kurita Water Industries, Ltd.       800        10,573
Medco Health Solutions, Inc. *      800        27,200
Moody's Corp.                     3,200       226,561
Pitney Bowes, Inc.                2,900       123,569
Sage Group PLC                    3,400        11,263
Severn Trent PLC                    900        12,587
SGS Societe Generale de
  Surveillance Holding SA,
  Registered                         20        11,098
Wolseley PLC                      1,500        23,281
                                          -----------
                                            1,127,568
                                          -----------
TELECOMMUNICATIONS (7.2%)
ADC Telecommunications, Inc. *   19,300        55,970
Alcatel *                         2,850        44,970
Avaya, Inc. *                     3,100        49,228
BCE, Inc.                           600        12,596
BellSouth Corp.                   7,900       218,752
BT Group PLC                     20,666        67,226
Cable & Wireless PLC *            4,100         9,777
CIENA Corp. *                     4,700        23,359
Comverse Technology, Inc. *         700        12,698
Deutsche Telecom AG,
  Registered *                    5,450        98,051
Elisa Oyj, A Shares *               550         9,260
Ericsson LM AB, Class B *        33,000        91,456
France Telecom SA *               2,450        62,685
Hellenic Telecommunication
  Organization SA                   600         8,465
JDS Uniphase Corp. *             21,800        88,726
Koninklijke KPN NV *              4,604        35,927
Lucent Technologies, Inc. *      31,500       129,465

                                SHARES       VALUE
-----------------------------------------------------
Mobistar SA *                       150   $     9,843
Nippon Telegraph & Telephone
  Corp.                              12        68,054
Nokia Oyj                        10,150       208,056
Nortel Networks Corp. *           9,128        53,549
NTL, Inc. *                         900        53,505
NTT DoCoMo, Inc.                     39        86,221
Portugal Telecom SGPS SA          2,500        27,957
Qwest Communications
  International, Inc. *          35,100       151,281
Rogers Communications, Inc.,
  Class B                           500         9,321
SBC Communications, Inc.          8,400       206,137
Singapore Telecommunications     11,900        16,541
Sprint Corp. (PCS Group) *        4,700        43,240
Swisscom AG, Registered              73        23,971
Tele Danmark A/S                    410        14,956
Tele2 AB, Class B *                 300        13,804
Telecom Corp. of New Zealand      2,700        10,444
Telecom Italia Mobile SPA         9,250        52,290
Telecom Italia SPA *             15,800        49,512
Telefonica SA                    10,398       157,298
Telia AB                          3,977        17,192
Telstra Corporation, Ltd.         8,500        29,462
Verizon Communications, Inc.      4,400       160,776
Vodafone Group PLC              141,127       333,940
                                          -----------
                                            2,815,961
                                          -----------
TRANSPORTATION & SHIPPING (1.0%)
British Airways PLC *             2,600        13,212
Canadian National Railway Co.       730        28,461
Central Japan Railway Co.             2        17,802
Compagnie Maritime Belge SA         100        10,630
CP Railway, Ltd.                    800        19,174
CP Ships, Ltd.                      500         8,518
D/S Svendborg, Class B                3        21,392
Deutsche Lufthansa AG,
  Registered                        600         9,807
East Japan Railway Co.                7        36,805
Exel PLC                            900        11,645
Kinki Nippon Railway Company,
  Ltd.                           10,300        37,622

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
Nippon Express Company, Ltd.      3,000   $    18,628
Patrick Corporation, Ltd.         2,700        10,471
Peninsular and Oriental Steam
  Navigation Co.                  4,250        17,496
Swissair Group *                     90             0
TNT Post Group NV                   959        20,176
Union Pacific Corp.               1,300        77,767
West Japan Railway Co.                3        12,025
Yamato Transport Company,
  Ltd.                            1,000        16,802
                                          -----------
                                              388,433
                                          -----------
TRAVEL & ENTERTAINMENT (0.8%)
Accor SA                            600        24,310
Carnival PLC                        400        18,739
Cathay Pacific Airways, Ltd.      5,000        10,204
Delta Air Lines, Inc.            10,900        86,329
Fairmont Hotels & Resorts,
  Inc.                              400        10,056
Four Seasons Hotels, Inc.           200        10,611
Hilton Group PLC                  6,400        26,700
InterContinental Hotels Group
  PLC                             2,052        18,743
Oriental Land Company, Ltd.         200        14,226
Southwest Airlines Co.            5,900        83,839
Tokyu Corp.                       4,000        25,068
                                          -----------
                                              328,825
                                          -----------
UTILITIES (3.1%)
CenterPoint Energy, Inc.         23,700       270,890
Centrica PLC                     12,000        50,339
Chubu Electric Power Company,
  Inc.                              900        19,854
CLP Holdings, Ltd.                6,300        35,013
DTE Energy Co.                    4,400       181,059
EDP -- Electricidade de
  Portugal SA                     4,900        13,850
Electrabel SA                        50        16,283
Endesa SA                         1,900        34,557
Enel SPA                          5,000        40,431
Gas Natural SDG SA                  600        14,961
Hong Kong Electric Holdings       3,000        13,207
Iberdrola SA                      2,106        43,479
International Power PLC *         4,000        10,807

                                SHARES       VALUE
-----------------------------------------------------
Kansai Electric Power Company,
  Inc.                            1,400   $    26,497
Kyushu Electric Power Company,
  Inc.                            1,000        18,436
National Grid Group PLC           7,074        55,904
Repsol SA                         2,050        42,474
RWE AG                              950        42,612
Scottish and Southern Energy
  PLC                             1,900        24,007
Scottish Power PLC                5,400        37,787
Southern Co.                      3,000        91,500
Suez SA                           1,760        35,947
Tohoku Electric Power Company,
  Inc.                              900        15,745
Tokyo Electric Power Company,
  Inc.                            2,000        45,273
Union Electrica Fenosa SA           600        12,579
United Utilities PLC              2,100        20,031
Veolia Environnement                600        16,738
                                          -----------
                                            1,230,260
-----------------------------------------------------
TOTAL COMMON STOCK                         38,706,141
-----------------------------------------------------
PREFERRED STOCK (0.1%)

AUTOMOTIVE (0.0%)
Porsche AG                           20        12,043
                                          -----------

MULTIMEDIA (0.1%)
News Corporation, Ltd.,
  Ordinary Shares                 4,900        38,868
-----------------------------------------------------
TOTAL PREFERRED STOCK                          50,911
-----------------------------------------------------
RIGHTS (0.0%)

CHEMICALS (0.0%)
Yara International ASA *            540         3,917
                                          -----------
FINANCE & BANKING (0.0%)
Bayerische Hypo- und
  Vereinsbank AG (HVB Group) *      373           335
                                          -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 24

GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                                SHARES       VALUE
-----------------------------------------------------
INSURANCE (0.0%)
Corporacion Mapfre SA *           1,000   $       393
-----------------------------------------------------
TOTAL RIGHTS                                    4,645
-----------------------------------------------------
WARRANT (0.0%)

METALS & MINING
Inco, Ltd.                          945        13,446
-----------------------------------------------------
INVESTMENT COMPANY (0.3%)

Eureka Prime Money Market
  Fund -- Trust Class           101,038       101,038
-----------------------------------------------------
TOTAL INVESTMENTS (COST $36,307,642)
  (a) -- 98.9%                             38,876,181
-----------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.1%                         424,541
-----------------------------------------------------
NET ASSETS -- 100.0%                      $39,300,722
-----------------------------------------------------

---------------

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation/ depreciation of securities as follows:

Unrealized appreciation.......   $4,680,441
Unrealized depreciation.......   (2,111,902)
                                 ----------
Net unrealized appreciation...   $2,568,539
                                 ==========

*  Represents non-income producing securities.

CVA  Share Certificates.

The Global Fund's investment concentration based on percentage of market value, by country, as of March 31, 2004, was as follows:

                               PERCENTAGE OF
      COUNTRY OF RISK          MARKET VALUE
      ---------------          -------------
United States of America....       54.53%
United Kingdom..............       10.75%
Japan.......................        9.97%
France......................        4.04%
Switzerland.................        3.09%
Germany.....................        2.81%
Canada......................        2.57%
Australia...................        2.20%
Netherlands.................        2.08%
Spain.......................        1.67%
Italy.......................        1.60%
Sweden......................        0.99%
Hong Kong...................        0.74%
Finland.....................        0.73%
Belgium.....................        0.50%
Ireland.....................        0.33%
Greece......................        0.30%
Singapore...................        0.28%
Denmark.....................        0.26%
Norway......................        0.21%
Portugal....................        0.18%
Austria.....................        0.14%
New Zealand.................        0.03%
                                   -----
                                   100.0%
                                   =====

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2004
(Unaudited)

                               SHARES       VALUE
-----------------------------------------------------
COMMON STOCK (99.6%)

AEROSPACE & MILITARY TECHNOLOGY (1.1%)
Lockheed Martin Corp.           28,300   $  1,291,612
Raytheon Co.                    15,800        495,172
                                         ------------
                                            1,786,784
                                         ------------
AUTOMOTIVE (1.8%)
General Motors Corp.            27,800      1,309,380
PACCAR, Inc.                    30,150      1,695,636
                                         ------------
                                            3,005,016
                                         ------------
BEVERAGES & TOBACCO (3.2%)
Anheuser-Busch Companies,
  Inc.                           2,400        122,400
Coca-Cola Co.                   44,795      2,253,189
Coca-Cola Enterprises, Inc.     37,100        896,707
Pepsi Bottling Group, Inc.      10,200        303,450
PepsiCo, Inc.                   31,400      1,690,890
                                         ------------
                                            5,266,636
                                         ------------
CHEMICALS (1.2%)
Dow Chemical Co.                25,800      1,039,224
Hercules, Inc. *                64,800        743,904
PPG Industries, Inc.             4,300        250,690
                                         ------------
                                            2,033,818
                                         ------------
COMPUTERS (12.3%)
Applied Materials, Inc. *       30,000        641,400
Cisco Systems, Inc. *           85,624      2,013,876
Citrix Systems, Inc. *          17,200        371,864
Computer Associates
  International, Inc.           43,400      1,165,724
Dell, Inc. *                    26,800        901,016
EMC Corp. *                     16,530        224,973
Gateway, Inc. *                113,300        598,224
Hewlett-Packard Co.             29,400        671,496
IBM Corp.                       32,216      2,958,717
Intel Corp.                     85,874      2,335,773
Lexmark International, Inc. *   12,400      1,140,800
Microsoft Corp.                217,288      5,425,682
NVIDIA Corp. *                   2,600         68,874

                               SHARES       VALUE
-----------------------------------------------------
Oracle Corp. *                  80,560   $    967,526
Parametric Technology Corp. *   73,000        329,960
Seagate Technology, Inc.
  Escrow Shares *               13,223              0
Sun Microsystems, Inc. *        17,800         74,048
Symbol Technologies, Inc.        7,300        100,740
Texas Instruments, Inc.          3,084         90,114
                                         ------------
                                           20,080,807
                                         ------------
CONSTRUCTION (1.2%)
Centex Corp.                    10,800        583,848
KB HOME                         16,100      1,300,880
                                         ------------
                                            1,884,728
                                         ------------
CONSUMER GOODS & SERVICES (6.0%)
Black & Decker Corp.            10,900        620,646
Clorox Co.                         600         29,346
Colgate-Palmolive Co.           10,700        589,570
Eastman Kodak Co.               25,700        672,569
Gillette Co.                    17,600        688,160
Hasbro, Inc.                    24,900        541,575
Kimberly-Clark Corp.             7,700        485,870
Mattel, Inc.                    68,400      1,261,296
Newell Rubbermaid, Inc.          6,100        141,520
Procter & Gamble Co.            29,300      3,072,984
Snap-on, Inc.                   27,100        876,414
Tupperware Corp.                19,100        340,171
Whirlpool Corp.                  7,600        523,412
                                         ------------
                                            9,843,533
                                         ------------
CONTAINERS (0.8%)
Ball Corp.                      20,400      1,382,712
                                         ------------
DIVERSIFIED (2.4%)
General Electric Co.           126,213      3,852,021
                                         ------------
E-COMMERCE (0.4%)
eBay, Inc. *                     5,000        346,650
Yahoo!, Inc. *                   6,600        320,694
                                         ------------
                                              667,344
                                         ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 26

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                               SHARES       VALUE
-----------------------------------------------------
ELECTRICAL & ELECTRONIC (1.9%)
Altera Corp. *                  20,000   $    409,000
Applied Micro Circuits Corp. *  91,400        525,550
Micron Technology, Inc. *       43,800        731,898
Novellus Systems, Inc. *        16,400        521,356
Power-One, Inc. *               44,100        487,746
Progress Energy, Inc. CVO *      9,000              0
Tektronix, Inc.                 10,500        343,455
Teradyne, Inc. *                 3,400         81,022
                                         ------------
                                            3,100,027
                                         ------------
FINANCE & BANKING (17.5%)
AmSouth Bancorp                  7,200        169,272
Bank of America Corp.           20,400      1,651,992
Bear Stearns Companies, Inc.    17,000      1,490,560
Citigroup, Inc.                 84,099      4,347,918
Countrywide Credit
  Industries, Inc.               5,066        485,829
Fannie Mae                      20,687      1,538,078
First Tennessee National
  Corp.                          5,100        243,270
Freddie Mac                     32,760      1,934,806
Golden West Financial Corp.     17,800      1,992,710
Goldman Sachs Group, Inc.        6,400        667,840
J.P. Morgan Chase & Co.         68,500      2,873,575
Janus Capital Group, Inc.       10,000        163,800
Lehman Brothers Holdings,
  Inc.                          22,500      1,864,575
M&T Bank Corp.                   6,900        619,965
MBNA Corp.                       3,400         93,942
Mellon Financial Corp.          21,300        666,477
Merrill Lynch & Co.             13,900        827,884
Morgan Stanley Dean Witter &
  Co.                            2,675        153,278
National City Corp.             67,500      2,401,650
Northern Trust Corp.            16,400        764,076
SLM Corp.                       55,600      2,326,860
Wachovia Corp.                  11,700        549,900
Washington Mutual, Inc.         14,700        627,837
                                         ------------
                                           28,456,094
                                         ------------

                               SHARES       VALUE
-----------------------------------------------------
FOOD (2.1%)
Darden Restaurants, Inc.        14,100   $    349,539
General Mills, Inc.              1,900         88,692
H.J. Heinz Co.                   1,600         59,664
Hershey Foods Corp.              1,200         99,420
Kellogg Co.                     65,818      2,582,698
McDonald's Corp.                 9,600        274,272
                                         ------------
                                            3,454,285
                                         ------------
FORESTRY (1.1%)
Weyerhaeuser Co.                26,800      1,755,400
                                         ------------

HEALTH CARE (5.1%)
Amgen, Inc. *                   27,100      1,576,407
Baxter International, Inc.      20,300        627,067
Becton, Dickinson and Co.       25,900      1,255,632
C.R. Bard, Inc.                  2,700        263,628
Johnson & Johnson               52,784      2,677,204
McKesson Corp.                  19,400        583,746
Medtronic, Inc.                 18,300        873,825
WellPoint Health Networks,
  Inc. *                         4,300        488,996
                                         ------------
                                            8,346,505
                                         ------------
INSTRUMENTS (0.4%)
PerkinElmer, Inc.               30,200        624,838
                                         ------------

INSURANCE (4.3%)
Aetna, Inc.                     14,100      1,265,052
AFLAC, Inc.                      5,600        224,784
Allstate Corp.                  13,900        631,894
American International Group,
  Inc.                          15,626      1,114,915
Anthem, Inc. *                   1,900        172,216
Lincoln National Corp.          13,700        648,284
Marsh & McLennan Companies,
  Inc.                          18,600        861,180
Progressive Corp.                6,400        560,640
SAFECO Corp.                    34,500      1,489,365
                                         ------------
                                            6,968,330
                                         ------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                               SHARES       VALUE
-----------------------------------------------------
MANUFACTURING (3.1%)
Cummins, Inc.                   12,200   $    713,090
Deere & Co.                     26,300      1,822,853
Eaton Corp.                      9,400        528,186
ITT Industries, Inc.             1,900        145,027
Linear Technology Corp.         30,300      1,121,706
Millipore Corp. *               14,400        739,872
                                         ------------
                                            5,070,734
                                         ------------
METALS & MINING (0.2%)
Freeport-McMoRan Copper &
  Gold, Inc., Class B            7,200        281,448
                                         ------------
MULTIMEDIA (2.8%)
Comcast Corp., Class A *        16,196        465,473
McGraw-Hill Companies, Inc.     15,100      1,149,714
Meredith Corp.                  19,200        970,752
Time Warner, Inc. *             26,700        450,162
Univision Communications,
  Inc., Class A *                2,200         72,622
Viacom, Inc., Class B           29,277      1,147,951
Walt Disney Co.                 10,700        267,393
                                         ------------
                                            4,524,067
                                         ------------
OIL & GAS (6.1%)
BJ Services Co. *                4,800        207,696
Burlington Resources, Inc.       5,100        324,513
ChevronTexaco Corp.             15,715      1,379,463
ConocoPhillips                  10,560        737,194
Devon Energy Corp.              19,300      1,122,295
EOG Resources, Inc.             17,400        798,486
Exxon Mobil Corp.               74,020      3,078,491
Kerr-McGee Corp.                15,200        782,800
KeySpan Corp.                    8,900        340,158
Kinder Morgan, Inc.             19,600      1,235,192
                                         ------------
                                           10,006,288
                                         ------------
PAPER PRODUCTS (0.8%)
MeadWestvaco Corp.               8,600        243,294
Temple-Inland, Inc.             16,100      1,019,774
                                         ------------
                                            1,263,068
                                         ------------

                               SHARES       VALUE
-----------------------------------------------------
PHARMACEUTICALS (6.5%)
Abbott Laboratories             21,400   $    879,540
AmerisourceBergen Corp.          2,700        147,636
Bristol-Myers Squibb Co.        37,800        915,894
Cardinal Health, Inc.            7,300        502,970
Eli Lilly & Co.                  4,872        325,937
MedImmune, Inc. *               44,300      1,022,444
Merck & Company, Inc.           71,400      3,155,166
Pfizer, Inc.                    79,274      2,778,554
Wyeth                           21,300        799,815
                                         ------------
                                           10,527,956
                                         ------------
PRINTING & PUBLISHING (0.1%)
Tribune Co.                      2,300        116,012
                                         ------------

REAL ESTATE (0.1%)
Apartment Investment &
  Management Co., Class A        3,400        105,706
Simon Property Group, Inc.       1,800        105,192
                                         ------------
                                              210,898
                                         ------------
RETAIL (5.1%)
AutoZone, Inc. *                 2,700        232,119
Bed Bath & Beyond, Inc. *       11,800        492,768
Big Lots, Inc. *                11,600        168,200
Dollar General Corp.            20,400        391,680
Gap, Inc.                       18,200        398,944
Home Depot, Inc.                33,450      1,249,692
Limited Brands                   3,800         76,000
Liz Claiborne, Inc.              6,300        231,147
Lowe's Companies, Inc.           7,500        420,975
V.F. Corp.                      21,500      1,004,050
Wal-Mart Stores, Inc.           60,468      3,609,335
                                         ------------
                                            8,274,910
                                         ------------
SERVICES (2.7%)
Deluxe Corp.                     8,300        332,830
Equifax, Inc.                   65,000      1,678,300
First Data Corp.                 7,200        303,552
Fiserv, Inc. *                  12,200        436,394

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 28

EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- continued
MARCH 31, 2004
(Unaudited)

                               SHARES       VALUE
-----------------------------------------------------
Moody's Corp.                   21,900   $  1,550,520
Xerox Corp. *                   11,500        167,555
                                         ------------
                                            4,469,151
                                         ------------
TELECOMMUNICATIONS (5.7%)
ADC Telecommunications, Inc.
  *                            172,300        499,670
Avaya, Inc. *                   39,700        630,436
BellSouth Corp.                 30,900        855,621
CenturyTel, Inc.                37,900      1,041,871
CIENA Corp. *                    9,800         48,706
Citizens Communications Co. *   47,000        608,180
Corning, Inc. *                 15,000        167,700
JDS Uniphase Corp. *           129,800        528,286
Lucent Technologies, Inc. *    174,500        717,195
Motorola, Inc.                     840         14,784
Qwest Communications
  International, Inc. *         83,300        359,023
SBC Communications, Inc.        69,527      1,706,193
Sprint Corp (PCS Group) *       17,200        158,240
Verizon Communications, Inc.    53,302      1,947,655
                                         ------------
                                            9,283,560
                                         ------------
TRANSPORTATION & SHIPPING (0.1%)
United Parcel Service, Inc.,
  Class B                        1,600        111,744
                                         ------------
TRAVEL & ENTERTAINMENT (0.7%)
Delta Air Lines, Inc.          114,000        902,880
Southwest Airlines Co.          20,100        285,621
                                         ------------
                                            1,188,501
                                         ------------
UTILITIES (2.8%)
AES Corp. *                      6,600         56,298
CenterPoint Energy, Inc.        98,700      1,128,141

                               SHARES       VALUE
-----------------------------------------------------
DTE Energy Co.                  34,100   $  1,403,215
Dynegy, Inc., Class A *        103,100        408,276
NiSource, Inc. -- Sails *        9,098         23,109
PPL Corp.                        7,500        342,000
Southern Co.                    31,100        948,550
TXU Corp.                        8,900        255,074
                                         ------------
                                            4,564,663
-----------------------------------------------------
TOTAL COMMON STOCK                        162,401,878
-----------------------------------------------------
INVESTMENT COMPANY (0.2%)

Eureka Prime Money Market
  Fund -- Trust Class          253,104        253,104
-----------------------------------------------------
TOTAL INVESTMENTS
  (COST $153,783,888) (a) -- 99.8%        162,654,982
-----------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%                         332,577
-----------------------------------------------------
NET ASSETS -- 100.0%                     $162,987,559
-----------------------------------------------------

---------------

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation/ depreciation of securities as follows:

Unrealized appreciation......   $17,509,513
Unrealized depreciation......    (8,638,419)
                                -----------
Net unrealized
  appreciation...............   $ 8,871,094
                                ===========

*  Represents non-income producing securities.

CVO  Contingent Value Obligation.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004
(Unaudited)

                                                              U.S. TREASURY       PRIME
                                                               OBLIGATIONS     MONEY MARKET
                                                                  FUND             FUND
                                                              -------------    ------------
ASSETS:
  Investments, at amortized cost............................  $ 75,944,318     $139,486,535
  Repurchase agreements, at cost............................    49,309,000       95,277,000
                                                              ------------     ------------
  Total Investments.........................................   125,253,318      234,763,535
  Cash......................................................           780               52
  Interest and dividends receivable.........................       619,501          912,738
  Receivable from the Administrator.........................            --          278,238
  Receivable for investments sold...........................       229,103          391,959
  Prepaid expenses..........................................         7,108           15,904
                                                              ------------     ------------
    Total Assets............................................   126,109,810      236,362,426
                                                              ------------     ------------
LIABILITIES:
  Dividends payable.........................................        28,905           51,485
  Payable for investments purchased.........................            --        3,024,282
  Investment advisory fees payable..........................        21,442           54,901
  Administration fees payable...............................         4,082               --
  Distribution fees payable.................................        23,608           35,952
  Other.....................................................        42,192           67,913
                                                              ------------     ------------
    Total Liabilities.......................................       120,229        3,234,533
                                                              ------------     ------------
NET ASSETS..................................................  $125,989,581     $233,127,893
                                                              ============     ============
NET ASSETS CONSIST OF:
  Capital...................................................  $126,022,929     $233,267,764
  Undistributed net investment income.......................           977          138,804
  Accumulated net realized losses on investments............       (34,325)        (278,675)
                                                              ------------     ------------
NET ASSETS..................................................  $125,989,581     $233,127,893
                                                              ============     ============
TRUST SHARES:
  Net Assets................................................  $ 14,026,317     $ 42,512,708
  Shares Outstanding........................................    14,037,776       42,471,433
                                                              ------------     ------------
  Net Asset Value (offering and redemption price per
    share)..................................................  $       1.00     $       1.00
                                                              ============     ============
CLASS A SHARES:
  Net Assets................................................  $111,952,981     $190,604,883
  Shares Outstanding........................................   111,975,237      190,639,192
                                                              ------------     ------------
  Net Asset Value (offering and redemption price per
    share)..................................................  $       1.00     $       1.00
                                                              ============     ============
CLASS B SHARES:
  Net Assets................................................  $     10,283     $     10,302
  Shares Outstanding........................................        10,283           10,295
                                                              ------------     ------------
  Net Asset Value (offering and redemption price (a) per
    share)..................................................  $       1.00     $       1.00
                                                              ============     ============

---------------

(a) Redemption price per share varies by length of time the shares are held.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 30

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004
(Unaudited)

                                                               INVESTMENT
                                                                 GRADE
                                                               BOND FUND      GLOBAL FUND    EQUITY FUND
                                                              ------------    -----------    ------------
ASSETS:
  Investments, at value (cost $215,302,705 ; $36,307,642;
    and $153,783,888, respectively).........................  $223,446,550    $38,876,181    $162,654,982
  Foreign currency, at value (cost $0 ; $9,690; and $0,
    respectively)...........................................            --          9,711              --
  Cash......................................................     1,252,693        385,174         346,813
  Interest and dividends receivable.........................     2,142,614         87,293         155,369
  Receivable for capital shares issued......................            --             --             100
  Reclaims receivable.......................................            --         16,811              --
  Prepaid expenses..........................................        10,642          4,790          10,063
                                                              ------------    -----------    ------------
    Total Assets............................................   226,852,499     39,379,960     163,167,327
                                                              ------------    -----------    ------------
LIABILITIES:
  Dividends payable.........................................       711,309             --          20,204
  Payable for capital shares redeemed.......................         7,980             --              --
  Investment advisory fees payable..........................       115,395         29,116         103,455
  Administration fees payable...............................         7,221          1,238           5,147
  Distribution fees payable.................................           765            164             400
  Other.....................................................        63,746         48,720          50,562
                                                              ------------    -----------    ------------
    Total Liabilities.......................................       906,416         79,238         179,768
                                                              ------------    -----------    ------------
NET ASSETS..................................................  $225,946,083    $39,300,722    $162,987,559
                                                              ============    ===========    ============
NET ASSETS CONSIST OF:
  Capital...................................................  $217,962,950    $44,720,955    $163,106,946
  Undistributed (distributions in excess of) net investment
    income..................................................      (208,413)      (117,298)          1,309
  Accumulated undistributed net realized gains (losses) on
    investments and foreign currency transactions...........        47,701     (7,874,429)     (8,991,790)
  Net unrealized appreciation (depreciation) of investments
    and foreign currency transactions.......................     8,143,845      2,571,494       8,871,094
                                                              ------------    -----------    ------------
NET ASSETS..................................................  $225,946,083    $39,300,722    $162,987,559
                                                              ============    ===========    ============
TRUST SHARES:
  Net Assets................................................  $223,612,585    $38,768,232    $161,872,079
  Shares Outstanding........................................    21,530,755      3,640,938      24,586,878
                                                              ------------    -----------    ------------
  Net Asset Value (offering and redemption price per
    share)..................................................  $      10.39    $     10.65    $       6.58
                                                              ============    ===========    ============
CLASS A SHARES:
  Net Assets................................................  $  1,902,085    $  455,784     $    852,249
  Shares Outstanding........................................       182,738         43,011         130,859
                                                              ------------    -----------    ------------
  Net Asset Value (redemption price per share)..............  $      10.41    $     10.60     $      6.51
                                                              ============    ===========    ============
  Maximum Sales Charge......................................          3.50%          5.00%           5.00%
                                                              ============    ===========    ============
  Maximum Offering Price per Share (100%/(100% - Maximum
    Sales Charge) of Net Asset Value adjusted to the nearest
    cent)...................................................  $      10.79    $     11.16    $       6.85
                                                              ============    ===========    ============
CLASS B SHARES:
  Net Assets................................................  $    431,413    $    76,706    $    263,231
  Shares Outstanding........................................        41,498          7,380          40,994
                                                              ------------    -----------    ------------
  Net Asset Value (offering and redemption price (a) per
    share)..................................................  $      10.40    $     10.39    $       6.42
                                                              ============    ===========    ============

---------------

(a) Redemption price per share varies by length of time shares are held.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2004
(Unaudited)

                                                              U.S. TREASURY       PRIME
                                                               OBLIGATIONS     MONEY MARKET
                                                                  FUND             FUND
                                                              -------------    ------------
INVESTMENT INCOME:
  Interest..................................................    $605,586        $1,178,012
  Dividends.................................................      18,071           161,498
                                                                --------        ----------
    Total Investment Income.................................     623,657         1,339,510
                                                                --------        ----------
EXPENSES:
  Investment advisory fees..................................     116,271           346,541
  Administration fees.......................................     113,694           225,919
  Distribution fees -- Class A..............................     123,312           220,601
  Distribution fees -- Class B..............................          51                51
  Shareholder service fees -- Class A.......................     123,312           220,601
  Fund accounting fees......................................      21,206            37,937
  Transfer agent fees.......................................      28,420            42,927
  Other.....................................................      53,007            95,539
                                                                --------        ----------
    Total expenses before waivers...........................     579,273         1,190,116
    Less expenses waived by the Administrator and its
     affiliates.............................................    (123,340)         (220,628)
                                                                --------        ----------
    Net Expenses............................................     455,933           969,488
                                                                --------        ----------
NET INVESTMENT INCOME.......................................     167,724           370,022
                                                                --------        ----------
REALIZED GAINS ON INVESTMENT TRANSACTIONS:
  Net realized gains on investment transactions.............          72             4,932
                                                                --------        ----------
NET REALIZED GAINS ON INVESTMENT TRANSACTIONS...............          72             4,932
                                                                --------        ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $167,796        $  374,954
                                                                ========        ==========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 32

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2004
(Unaudited)

                                                              INVESTMENT
                                                                GRADE
                                                              BOND FUND     GLOBAL FUND    EQUITY FUND
                                                              ----------    -----------    -----------
INVESTMENT INCOME:
  Interest..................................................  $4,281,033    $       33     $       471
  Dividends (net of foreign withholding tax of $0; $14,945;
    and $0, respectively)...................................      10,377       281,076       1,404,052
                                                              ----------    ----------     -----------
    Total Investment Income.................................   4,291,410       281,109       1,404,523
                                                              ----------    ----------     -----------
EXPENSES:
  Investment advisory fees..................................     566,871       153,879         620,320
  Administration fees.......................................     184,728        33,434         161,746
  Distribution fees -- Class A..............................       2,030           610             986
  Distribution fees -- Class B..............................       2,024           305           1,174
  Shareholder service fees -- Class A.......................       2,030           610             986
  Fund accounting fees......................................      41,060        74,275          32,062
  Custodian fees............................................      13,984        10,083          14,165
  Transfer agent fees.......................................      38,303        33,435          36,671
  Other.....................................................      65,783        25,680          55,140
                                                              ----------    ----------     -----------
    Total expenses before waivers...........................     916,813       332,311         923,250
    Less expenses waived by the Administrator...............      (2,030)         (610)           (986)
                                                              ----------    ----------     -----------
    Net Expenses............................................     914,783       331,701         922,264
                                                              ----------    ----------     -----------
NET INVESTMENT INCOME (LOSS)................................   3,376,627       (50,592)        482,259
                                                              ----------    ----------     -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net realized gains on investments and
    foreign currency transactions...........................      76,511     1,634,150      12,443,404
  Change in unrealized appreciation/depreciation of
    investments and foreign currency transactions...........   1,657,335     3,475,219       9,033,801
                                                              ----------    ----------     -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................   1,733,846     5,109,369      21,477,205
                                                              ----------    ----------     -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $5,110,473    $5,058,777     $21,959,464
                                                              ==========    ==========     ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                            U.S. TREASURY OBLIGATIONS FUND        PRIME MONEY MARKET FUND
                                            -------------------------------    -----------------------------
                                               PERIOD                             PERIOD
                                                ENDED          YEAR ENDED         ENDED         YEAR ENDED
                                              MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,
                                                2004              2003             2004            2003
                                            -------------    --------------    ------------    -------------
                                             (Unaudited)                       (Unaudited)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)..........    $    167,724      $    714,859     $    370,022    $  2,474,369
  Net realized gains (losses) on
    investments and foreign currency
    transactions........................              72              (140)           4,932          52,653
  Change in unrealized
    appreciation/depreciation of
    investments and foreign currency
    transactions........................              --                --               --              --
                                            ------------      ------------     ------------    ------------
  Change in net assets from
    operations..........................         167,796           714,719          374,954       2,527,022

DIVIDENDS TO TRUST SHAREHOLDERS:
  From net investment income............         (44,085)         (234,798)        (138,062)       (792,052)
  From net realized gain on
    investments.........................              --                --               --              --

DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............        (123,027)         (480,010)        (225,875)     (1,401,278)
  From net realized gain on
    investment..........................              --                --               --              --

DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............              (3)              (17)              (3)            (15)
  From net realized gains on
    investments.........................              --                --               --              --
                                            ------------      ------------     ------------    ------------
  Total dividends to shareholders.......        (167,115)         (714,825)        (363,940)     (2,193,345)

CAPITAL TRANSACTIONS:
  Change in net assets from capital
    transactions........................      25,141,433        (7,318,684)     (30,735,965)    (77,607,533)
                                            ------------      ------------     ------------    ------------
  Change in net assets..................      25,142,114        (7,318,790)     (30,724,951)    (77,273,856)

NET ASSETS:
  Beginning of period...................     100,847,467       108,166,257      263,852,844     341,126,700
                                            ------------      ------------     ------------    ------------
  End of period.........................    $125,989,581      $100,847,467     $233,127,893    $263,852,844
                                            ============      ============     ============    ============
Undistributed (distributions in excess
  of) net investment income.............    $        977      $        368     $    138,804    $    138,722
                                            ============      ============     ============    ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 34

                                          INVESTMENT GRADE BOND FUND            GLOBAL FUND                   EQUITY FUND
                                         ----------------------------   ---------------------------   ----------------------------
                                            PERIOD                        PERIOD                         PERIOD
                                            ENDED        YEAR ENDED        ENDED       YEAR ENDED        ENDED        YEAR ENDED
                                          MARCH 31,     SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,
                                             2004           2003           2004           2003            2004           2003
                                         ------------   -------------   -----------   -------------   ------------   -------------
                                         (Unaudited)                    (Unaudited)                   (Unaudited)
CHANGE IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)........... $3,376,627     $  5,752,738   $  (50,592)    $      1,491    $   482,259     $    956,165
 Net realized gains (losses) on
  investments and foreign currency
  transactions..........................     76,511        1,447,206    1,634,150       (2,464,791)    12,443,404       (3,223,100)
 Change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  transactions..........................  1,657,335         (848,784)   3,475,219        9,750,787      9,033,801       32,179,481
                                         ----------     ------------   ----------     ------------    -----------     ------------
 Change in net assets from operations...  5,110,473        6,351,160    5,058,777        7,287,487     21,959,464       29,912,546

DIVIDENDS TO TRUST SHAREHOLDERS:
 From net investment income............. (3,552,599)      (6,195,519)          --               --       (469,368)        (953,717)
 From net realized gains on
  investments...........................   (675,362)              --           --          (64,070)            --               --

DIVIDENDS TO CLASS A SHAREHOLDERS:
 From net investment income.............    (28,745)         (46,847)          --               --         (1,400)          (2,757)
 From net realized gains on
  investments...........................     (6,272)              --           --             (908)            --               --

DIVIDENDS TO CLASS B SHAREHOLDERS:
 From net investment income.............     (5,655)          (6,287)          --               --             (6)             (33)
 From net realized gains on
  investments...........................     (1,604)              --           --               (9)            --               --
                                         ----------     ------------   ----------     ------------    -----------     ------------
  Total dividends to shareholders....... (4,270,237)      (6,248,653)          --          (64,987)      (470,774)        (956,507)

CAPITAL TRANSACTIONS:
 Change in net assets from capital
  transactions.......................... 67,832,666       23,128,991   (4,517,626)        (787,009)   (12,751,495)     (10,123,484)
                                         ----------     ------------   ----------     ------------    -----------     ------------
 Change in net assets................... 68,672,902       23,231,498      541,151        6,435,491      8,737,195       18,832,555

 36

                                          INVESTMENT GRADE BOND FUND            GLOBAL FUND                   EQUITY FUND
                                         ----------------------------   ---------------------------   ----------------------------
                                            PERIOD                        PERIOD                         PERIOD
                                            ENDED        YEAR ENDED        ENDED       YEAR ENDED        ENDED        YEAR ENDED
                                          MARCH 31,     SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,
                                             2004           2003           2004           2003            2004           2003
                                         ------------   -------------   -----------   -------------   ------------   -------------
                                         (Unaudited)                    (Unaudited)                   (Unaudited)
NET ASSETS:
   Beginning of period................. 157,273,181      134,041,683   38,759,571       32,324,080    154,250,364      135,417,809
                                       ------------     ------------  -----------     ------------    -----------     ------------
   End of period...................... $225,946,083     $157,273,181  $39,300,722     $ 38,759,571   $162,987,559     $154,250,364
                                       ============     ============   ==========     ============   ============     ============
 Undistributed (distributions in excess
  of) net investment income........... $   (208,413)    $      1,959  $  (117,298)    $    (66,706)  $      1,309     $    (10,176)
                                       ============     ============   ==========     ============   ============     ============

                                            U.S. TREASURY OBLIGATIONS FUND       PRIME MONEY MARKET FUND
                                            ------------------------------    ------------------------------
                                               PERIOD                            PERIOD
                                                ENDED         YEAR ENDED          ENDED         YEAR ENDED
                                              MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,
                                                2004             2003             2004             2003
                                            -------------    -------------    -------------    -------------
                                             (Unaudited)                       (Unaudited)
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Proceeds from shares issued...........    $  16,196,415    $  79,016,967    $ 204,833,553    $ 638,790,815
  Dividends reinvested..................              502            2,504          116,083          365,594
  Cost of shares redeemed...............      (26,996,186)     (86,259,126)    (252,875,833)    (628,090,889)
                                            -------------    -------------    -------------    -------------
  Changes in net assets from Trust
    capital transactions................    $ (10,799,269)   $  (7,239,655)   $ (47,926,197)   $  11,065,520
                                            =============    =============    =============    =============

CLASS A SHARES:
  Proceeds from shares issued...........    $ 269,143,331    $ 441,640,054    $ 404,528,699    $ 706,846,682
  Dividends reinvested..................              162            3,616           30,150           79,271
  Cost of shares redeemed...............     (233,202,794)    (441,722,717)    (387,368,619)    (795,599,024)
                                            -------------    -------------    -------------    -------------
  Changes in net assets from Class A
    capital transactions................    $  35,940,699    $     (79,047)   $  17,190,230    $ (88,673,071)
                                            =============    =============    =============    =============

CLASS B SHARES:
  Proceeds from shares issued...........    $          --    $          --    $          --    $          --
  Dividends reinvested..................                3               18                2               18
  Cost of shares redeemed...............               --               --               --               --
                                            -------------    -------------    -------------    -------------
  Changes in net assets from Class B
    capital transactions................    $           3    $          18    $           2    $          18
                                            =============    =============    =============    =============
  Change in net assets from capital
    transactions........................    $  25,141,433    $  (7,318,684)   $ (30,735,965)   $ (77,607,533)
                                            =============    =============    =============    =============

SHARE TRANSACTIONS:
TRUST SHARES:
  Issued................................       16,196,415       79,016,967      204,833,553      638,790,815
  Reinvested............................              502            2,504          116,083          365,594
  Redeemed..............................      (26,996,186)     (86,259,126)    (252,875,833)    (628,090,889)
                                            -------------    -------------    -------------    -------------
  Change in Trust Shares................      (10,799,269)      (7,239,655)     (47,926,197)      11,065,520
                                            =============    =============    =============    =============

CLASS A SHARES:
  Issued................................      269,143,332      441,640,054      404,528,699      706,846,682
  Reinvested............................              162            3,616           30,150           79,272
  Redeemed..............................     (233,202,793)    (441,722,717)    (387,368,619)    (795,599,024)
                                            -------------    -------------    -------------    -------------
  Change in Class A Shares..............       35,940,701          (79,047)      17,190,230      (88,673,070)
                                            =============    =============    =============    =============

CLASS B SHARES:
  Issued................................               --               --               --               --
  Reinvested............................                3               18                2               18
  Redeemed..............................               --               --               --               --
                                            -------------    -------------    -------------    -------------
  Change in Class B Shares..............                3               18                2               18
                                            =============    =============    =============    =============
  Change in share transactions..........       25,141,435       (7,318,684)     (30,735,965)     (77,607,532)
                                            =============    =============    =============    =============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 36

                                          INVESTMENT GRADE BOND FUND    GLOBAL FUND
                                         ----------------------------   ------------
                                            PERIOD                         PERIOD
                                            ENDED        YEAR ENDED        ENDED
                                          MARCH 31,     SEPTEMBER 30,    MARCH 31,
                                             2004           2003            2004
                                         ------------   -------------   ------------
                                         (Unaudited)                    (Unaudited)

CAPITAL TRANSACTIONS:
TRUST SHARES:
 Proceeds from shares issued............ $ 79,994,927   $ 49,103,550    $  5,661,847
 Dividends reinvested...................    2,273,605      3,066,580              --
 Cost of shares redeemed................  (14,864,450)   (30,007,607)    (10,164,830)
                                         ------------   ------------    ------------
 Changes in net assets from Trust
  capital transactions.................. $ 67,404,082   $ 22,162,523    $ (4,502,983)
                                         ============   ============    ============

CLASS A SHARES:
 Proceeds from shares issued............ $    571,799   $  1,255,556    $     50,900
 Dividends reinvested...................       29,682         37,916              --
 Cost of shares redeemed................     (175,124)      (741,762)       (100,987)
                                         ------------   ------------    ------------
 Changes in net assets from Class A
  capital transactions.................. $    426,357   $    551,710    $    (50,087)
                                         ============   ============    ============

CLASS B SHARES:
 Proceeds from shares issued............ $     82,622   $    431,298    $     35,444
 Dividends reinvested...................        6,990          4,882              --
 Cost of shares redeemed................      (87,385)       (21,422)             --
                                         ------------   ------------    ------------
 Changes in net assets from Class B
  capital transactions.................. $      2,227   $    414,758    $     35,444
                                         ============   ============    ============
  Change in net assets from
  capital transactions.................. $ 67,832,666   $ 23,128,991    $ (4,517,626)
                                         ============   ============    ============

SHARE TRANSACTIONS:
TRUST SHARES:
 Issued.................................    7,792,621      4,744,102         527,084
 Reinvested.............................      221,271        295,754              --
 Redeemed...............................   (1,444,998)    (2,890,550)     (1,091,016)
                                         ------------   ------------    ------------
 Change in Trust Shares.................    6,568,894      2,149,306        (563,932)
                                         ============   ============    ============

CLASS A SHARES:
 Issued.................................       55,365        120,798           5,088
 Reinvested.............................        2,883          3,650              --
 Redeemed...............................      (17,001)       (71,739)         (9,575)
                                         ------------   ------------    ------------
 Change in Class A Shares...............       41,247         52,709          (4,487)
                                         ============   ============    ============

CLASS B SHARES:

 Issued.................................        8,002         41,622           3,601
 Reinvested.............................          679            471              --
 Redeemed...............................       (8,474)        (2,092)             --
                                         ------------   ------------    ------------
 Change in Class B Shares...............          207         40,001           3,601
                                         ============   ============    ============
 Change in share transactions...........    6,610,348      2,242,016        (564,818)
                                         ============   ============    ============


                                           GLOBAL FUND            EQUITY FUND
                                          -------------   ----------------------------
                                                             PERIOD
                                           YEAR ENDED        ENDED        YEAR ENDED
                                          SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,
                                              2003            2004           2003
                                          -------------   ------------   -------------
                                                          (Unaudited)
CAPITAL TRANSACTIONS:
TRUST SHARES:
 Proceeds from shares issued............  $ 15,262,256    $  9,053,959   $ 29,058,224
 Dividends reinvested...................        63,887         314,112        568,991
 Cost of shares redeemed................   (16,044,736)    (22,257,616)   (39,835,840)
                                          ------------    ------------   ------------
 Changes in net assets from Trust
  capital transactions..................  $   (718,593)   $(12,889,545)  $(10,208,625)
                                          ============    ============   ============
CLASS A SHARES:
 Proceeds from shares issued............  $     77,175    $    121,758   $    166,823
 Dividends reinvested...................           839           1,470          2,285
 Cost of shares redeemed................      (174,519)        (37,557)      (245,869)
                                          ------------    ------------   ------------
 Changes in net assets from Class A
  capital transactions..................  $    (96,505)   $     85,671   $    (76,761)
                                          ============    ============   ============
CLASS B SHARES:
 Proceeds from shares issued............  $     28,080    $     55,723   $    161,869
 Dividends reinvested...................             9               6             33
 Cost of shares redeemed................            --          (3,350)            --
                                          ------------    ------------   ------------
 Changes in net assets from Class B
  capital transactions..................  $     28,089    $     52,379   $    161,902
                                          ============    ============   ============
  Change in net assets from
  capital transactions..................  $   (787,009)   $(12,751,495)  $(10,123,484)
                                          ============    ============   ============
SHARE TRANSACTIONS:
TRUST SHARES:
 Issued.................................     1,853,838       1,469,598      5,603,118
 Reinvested.............................         7,996          50,148        108,080
 Redeemed...............................    (1,927,037)     (3,447,663)    (7,529,904)
                                          ------------    ------------   ------------
 Change in Trust Shares.................       (65,203)     (1,927,917)    (1,818,706)
                                          ============    ============   ============
CLASS A SHARES:
 Issued.................................         9,957          19,391         31,853
 Reinvested.............................           105             237            436
 Redeemed...............................       (22,081)         (5,851)       (46,074)
                                          ------------     ------------   ------------
 Change in Class A Shares...............       (12,019)         13,777        (13,785)
                                          ============    ============   ============
CLASS B SHARES:
 Issued.................................        3,184          9,082          29,355
 Reinvested.............................            1              1               6
 Redeemed...............................           --           (554)             --
                                          ------------    ------------   ------------
 Change in Class B Shares...............        3,185          8,529          29,361
                                          ============    ============   ============
 Change in share transactions...........      (74,037)    (1,905,611)     (1,803,130)
                                          ============    ============   ============

FINANCIAL HIGHLIGHTS
TRUST SHARES

                                                             INVESTMENT ACTIVITIES                    LESS DIVIDENDS FROM:
                                                  -------------------------------------------   ---------------------------------
                                                                   NET REALIZED
                                      NET ASSET                   AND UNREALIZED     TOTAL
                                       VALUE,          NET            GAINS           FROM         NET         NET
                                      BEGINNING    INVESTMENT      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED     TOTAL
                                      OF PERIOD   INCOME (LOSS)    INVESTMENTS     ACTIVITIES     INCOME      GAINS     DIVIDENDS
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
  Period Ended March 31, 2004*......   $ 1.00           --(e)            --           --(e)        --(e)         --        --(e)
  Year Ended September 30, 2003.....   $ 1.00           0.01             --           0.01        (0.01)         --       (0.01)
  Year Ended September 30, 2002.....   $ 1.00           0.02             --           0.02        (0.02)         --       (0.02)
  Year Ended September 30, 2001.....   $ 1.00           0.05             --           0.05        (0.05)         --       (0.05)
  Year Ended September 30, 2000.....   $ 1.00           0.05             --           0.05        (0.05)         --       (0.05)
  Year Ended September 30, 1999.....   $ 1.00           0.04             --           0.04        (0.04)         --       (0.04)
PRIME MONEY MARKET FUND
  Period Ended March 31, 2004*......   $ 1.00           --(e)            --           --(e)        --(e)         --        --(e)
  Year Ended September 30, 2003.....   $ 1.00           0.01                          0.01        (0.01)         --       (0.01)
  Year Ended September 30, 2002.....   $ 1.00           0.02             --           0.02        (0.02)         --       (0.02)
  Year Ended September 30, 2001.....   $ 1.00           0.05             --           0.05        (0.05)         --       (0.05)
  Year Ended September 30, 2000.....   $ 1.00           0.06             --           0.06        (0.06)         --       (0.06)
  Year Ended September 30, 1999.....   $ 1.00           0.05             --           0.05        (0.05)         --       (0.05)
INVESTMENT GRADE BOND FUND
  Period Ended March 31, 2004*......   $10.38           0.19           0.06           0.25        (0.20)      (0.04)      (0.24)
  Year Ended September 30, 2003.....   $10.39           0.40           0.02           0.42        (0.43)         --       (0.43)
  Year Ended September 30, 2002.....   $10.16           0.49           0.24           0.73        (0.50)         --       (0.50)
  Year Ended September 30, 2001.....   $ 9.53           0.54           0.63           1.17        (0.54)         --       (0.54)
  Year Ended September 30, 2000.....   $ 9.49           0.55           0.04           0.59        (0.55)         --       (0.55)
  Year Ended September 30, 1999.....   $10.40           0.53          (0.67)         (0.14)       (0.53)      (0.24)      (0.77)
GLOBAL FUND
  Period Ended March 31, 2004*......   $ 9.11          -- (e)(f)       1.54           1.54           --          --          --
  Year Ended September 30, 2003.....   $ 7.46          -- (e)(f)       1.66           1.66           --       (0.01)      (0.01)
  Year Ended September 30, 2002.....   $ 9.57          (0.01)(f)      (1.93)         (1.94)       (0.15)      (0.02)      (0.17)
  Year Ended September 30, 2001.....   $12.25           0.13          (2.17)         (2.04)       (0.17)      (0.47)      (0.64)
  Year Ended September 30, 2000.....   $11.97           0.20           0.69           0.89        (0.20)      (0.41)      (0.61)
  Year Ended September 30, 1999.....   $10.51           0.17           1.51           1.68        (0.15)      (0.07)      (0.22)
EQUITY FUND
  Period Ended March 31, 2004*......   $ 5.79           0.02(f)        0.79           0.81        (0.02)         --       (0.02)
  Year Ended September 30, 2003.....   $ 4.76           0.04           1.03           1.07        (0.04)         --       (0.04)
  Year Ended September 30, 2002.....   $ 6.10           0.02          (1.22)         (1.20)       (0.02)      (0.12)      (0.14)
  Year Ended September 30, 2001.....   $11.53           0.02          (2.58)         (2.56)       (0.02)      (2.85)      (2.87)
  Year Ended September 30, 2000.....   $12.03           0.02           1.20           1.22        (0.02)      (1.70)      (1.72)
  Year Ended September 30, 1999.....   $10.96           0.04           2.56           2.60        (0.04)      (1.49)      (1.53)

---------------

*  Unaudited.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Amount less than $0.005.

(f) Per share net investment income (loss) has been calculated using the daily average shares method.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                                    -------------------------
                               CHANGE IN   NET ASSET                                                  NET
                               NET ASSET    VALUE,                   NET ASSETS,                   INVESTMENT
                                 VALUE      END OF       TOTAL      END OF PERIOD       NET          INCOME
                               PER SHARE    PERIOD     RETURN (a)      (000'S)      EXPENSES (b)   (LOSS) (b)
                               ------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
  Period Ended March 31, 2004*..      --      $ 1.00         0.25%      $ 14,026          0.57%         0.50%
  Year Ended September 30, 2003.      --      $ 1.00         0.87%      $ 24,825          0.55%         0.88%
  Year Ended September 30, 2002.      --      $ 1.00         1.55%      $ 32,065          0.50%         1.54%
  Year Ended September 30, 2001.      --      $ 1.00         4.77%      $ 24,642          0.51%         4.59%
  Year Ended September 30, 2000.      --      $ 1.00         5.53%      $ 17,948          0.45%         5.15%
  Year Ended September 30, 1999.      --      $ 1.00         4.52%      $104,553          0.46%         4.42%
PRIME MONEY MARKET FUND
  Period Ended March 31, 2004*..      --      $ 1.00         0.25%      $ 42,513          0.65%         0.51%
  Year Ended September 30, 2003.      --      $ 1.00         0.87%      $ 90,433          0.50%         0.96%
  Year Ended September 30, 2002.      --      $ 1.00         1.66%      $ 79,252          0.58%         1.66%
  Year Ended September 30, 2001.      --      $ 1.00         4.83%      $102,119          0.57%         4.75%
  Year Ended September 30, 2000.      --      $ 1.00         5.82%      $ 74,350          0.46%         5.56%
  Year Ended September 30, 1999.      --      $ 1.00         4.74%      $221,565          0.51%         4.64%
INVESTMENT GRADE BOND FUND
  Period Ended March 31, 2004*..    0.01      $10.39         2.45%      $223,613          0.96%         3.58%
  Year Ended September 30, 2003.   (0.01)     $10.38         4.16%      $155,372          0.95%         3.85%
  Year Ended September 30, 2002.    0.23      $10.39         7.46%      $133,104          0.99%         4.87%
  Year Ended September 30, 2001.    0.63      $10.16        12.62%      $127,346          0.91%         5.53%
  Year Ended September 30, 2000.    0.04      $ 9.53         6.48%      $127,599          0.84%         5.86%
  Year Ended September 30, 1999.   (0.91)     $ 9.49        (1.36)%     $152,106          0.87%         5.43%
GLOBAL FUND
  Period Ended March 31, 2004*..    1.54      $10.65        16.90%      $ 38,768          1.93%        (0.29)%
  Year Ended September 30, 2003.    1.65      $ 9.11        22.34%      $ 38,295          2.01%         0.01%
  Year Ended September 30, 2002.   (2.11)     $ 7.46       (20.74)%     $ 31,876          1.78%        (0.11)%
  Year Ended September 30, 2001.   (2.68)     $ 9.57       (17.44)%     $ 75,895          1.42%         1.30%
  Year Ended September 30, 2000.    0.28      $12.25         7.43%      $ 79,801          1.24%         1.60%
  Year Ended September 30, 1999.    1.46      $11.97        16.09%      $ 83,111          1.30%         1.51%
EQUITY FUND
  Period Ended March 31, 2004*..    0.79      $ 6.58        13.97%      $161,872          1.11%         0.58%
  Year Ended September 30, 2003.    1.03      $ 5.79        22.40%      $153,397          1.10%         0.63%
  Year Ended September 30, 2002.   (1.34)     $ 4.76       (20.23)%     $134,786          1.13%         0.31%
  Year Ended September 30, 2001.   (5.43)     $ 6.10       (27.86)%     $149,831          1.05%         0.20%
  Year Ended September 30, 2000.   (0.50)     $11.53        10.26%      $208,379          0.96%         0.20%
  Year Ended September 30, 1999.    1.07      $12.03        24.72%      $188,259          0.99%         0.32%

                                 RATIOS/SUPPLEMENTAL DATA
                                ---------------------------

                                                  PORTFOLIO
                                                  TURNOVER
                                EXPENSES (b)(c)   RATE (d)
                                ---------------------------

U.S. TREASURY OBLIGATIONS FUND
  Period Ended March 31, 2004*..      0.57%           N/A
  Year Ended September 30, 2003.      0.55%           N/A
  Year Ended September 30, 2002.      0.57%           N/A
  Year Ended September 30, 2001.      0.54%           N/A
  Year Ended September 30, 2000.      0.55%           N/A
  Year Ended September 30, 1999.      0.56%           N/A

PRIME MONEY MARKET FUND
  Period Ended March 31, 2004*..      0.65%           N/A
  Year Ended September 30, 2003.      0.60%           N/A
  Year Ended September 30, 2002.      0.63%           N/A
  Year Ended September 30, 2001.      0.62%           N/A
  Year Ended September 30, 2000.      0.63%           N/A
  Year Ended September 30, 1999.      0.67%           N/A

INVESTMENT GRADE BOND FUND
  Period Ended March 31, 2004*..      0.96%            22%
  Year Ended September 30, 2003.      0.95%            53%
  Year Ended September 30, 2002.      0.99%            77%
  Year Ended September 30, 2001.      0.95%            61%
  Year Ended September 30, 2000.      0.94%            58%
  Year Ended September 30, 1999.      0.97%            52%

GLOBAL FUND
  Period Ended March 31, 2004*..       1.93%            40%
  Year Ended September 30, 2003.       2.01%            87%
  Year Ended September 30, 2002.       1.78%           104%
  Year Ended September 30, 2001.       1.46%            72%
  Year Ended September 30, 2000.       1.34%            28%
  Year Ended September 30, 1999.       1.40%            29%

EQUITY FUND
  Period Ended March 31, 2004*..       1.11%            49%
  Year Ended September 30, 2003.       1.10%           102%
  Year Ended September 30, 2002.       1.13%           109%
  Year Ended September 30, 2001.       1.08%           116%
  Year Ended September 30, 2000.       1.06%            84%
  Year Ended September 30, 1999.       1.09%            46%

FINANCIAL HIGHLIGHTS
CLASS A SHARES

                                                          INVESTMENT ACTIVITIES                     LESS DIVIDENDS FROM
                                               -------------------------------------------   ---------------------------------
                                                                NET REALIZED
                                   NET ASSET                   AND UNREALIZED     TOTAL
                                    VALUE,          NET            GAINS           FROM         NET         NET
                                   BEGINNING    INVESTMENT      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED     TOTAL
                                   OF PERIOD   INCOME (LOSS)    INVESTMENTS     ACTIVITIES     INCOME      GAINS     DIVIDENDS
------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
  Period Ended March 31, 2004*...   $ 1.00            --(f)           --             --(f)        --(f)       --          --(f)
  Year Ended September 30,
    2003.........................   $ 1.00          0.01              --           0.01        (0.01)         --       (0.01)
  Year Ended September 30,
    2002.........................   $ 1.00          0.01              --           0.01        (0.01)         --       (0.01)
  Year Ended September 30,
    2001.........................   $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Year Ended September 30,
    2000.........................   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30,
    1999.........................   $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)

PRIME MONEY MARKET FUND
  Period Ended March 31, 2004*...   $ 1.00            --(f)           --             --(f)        --(f)       --          --(f)
  Year Ended September 30,
    2003.........................   $ 1.00          0.01                           0.01        (0.01)                  (0.01)
  Year Ended September 30,
    2002.........................   $ 1.00          0.01              --           0.01        (0.01)         --       (0.01)
  Year Ended September 30,
    2001.........................   $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)
  Year Ended September 30,
    2000.........................   $ 1.00          0.05              --           0.05        (0.05)         --       (0.05)
  Year Ended September 30,
    1999.........................   $ 1.00          0.04              --           0.04        (0.04)         --       (0.04)

INVESTMENT GRADE BOND FUND
  Period Ended March 31, 2004*...   $10.41          0.17            0.05           0.22        (0.18)      (0.04)      (0.22)
  Year Ended September 30,
    2003.........................   $10.41          0.38            0.03           0.41        (0.41)         --       (0.41)
  Year Ended September 30,
    2002.........................   $10.18          0.46            0.24           0.70        (0.47)         --       (0.47)
  Year Ended September 30,
    2001.........................   $ 9.55          0.52            0.63           1.15        (0.52)         --       (0.52)
  Year Ended September 30,
    2000.........................   $ 9.51          0.53            0.04           0.57        (0.53)         --       (0.53)
  Year Ended September 30,
    1999.........................   $10.42          0.51           (0.67)         (0.16)       (0.51)      (0.24)      (0.75)

GLOBAL FUND
  Period Ended March 31, 2004*...   $ 9.07         (0.03)(g)        1.56           1.53           --          --          --
  Year Ended September 30,
    2003.........................   $ 7.46         (0.02)(g)        1.64           1.62           --       (0.01)      (0.01)
  Year Ended September 30,
    2002.........................   $ 9.54         (0.04)(g)       (1.91)         (1.95)       (0.11)      (0.02)      (0.13)
  Year Ended September 30,
    2001.........................   $12.21          0.12           (2.19)         (2.07)       (0.13)      (0.47)      (0.60)
  Year Ended September 30,
    2000.........................   $11.93          0.17            0.69           0.86        (0.17)      (0.41)      (0.58)
  Year Ended September 30,
    1999.........................   $10.49          0.14            1.51           1.65        (0.14)      (0.07)      (0.21)

EQUITY FUND
  Period Ended March 31, 2004*...   $ 5.72          0.01(g)         0.79           0.80        (0.01)         --       (0.01)
  Year Ended September 30,
    2003.........................   $ 4.72          0.01            1.01           1.02        (0.02)         --       (0.02)
  Year Ended September 30,
    2002.........................   $ 6.06            --(f)        (1.21)         (1.21)       (0.01)      (0.12)      (0.13)
  Year Ended September 30,
    2001.........................   $11.48         (0.01)          (2.55)         (2.56)       (0.01)      (2.85)      (2.86)
  Year Ended September 30,
    2000.........................   $11.99         (0.01)           1.21           1.20        (0.01)      (1.70)      (1.71)
  Year Ended September 30,
    1999.........................   $10.94          0.01            2.55           2.56        (0.02)      (1.49)      (1.51)

---------------

*  Unaudited.

(a) Total return excludes sales charge.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount less than $0.005.

(g) Per share net investment income (loss) has been calculated using the daily average shares method.
SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                                          -------------------------
                                  CHANGE IN   NET ASSET                                                     NET
                                  NET ASSET    VALUE,                      NET ASSETS,                   INVESTMENT
                                    VALUE      END OF         TOTAL       END OF PERIOD       NET          INCOME
                                  PER SHARE    PERIOD     RETURN (a)(b)      (000'S)      EXPENSES (c)   (LOSS) (c)
                                  ---------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
  Period Ended March 31, 2004*...      --      $ 1.00          0.13%        $111,953          0.82%         0.25%
  Year Ended September 30, 2003..      --      $ 1.00          0.62%        $ 76,012          0.80%         0.63%
  Year Ended September 30, 2002..      --      $ 1.00          1.30%        $ 76,091          0.75%         1.29%
  Year Ended September 30, 2001..      --      $ 1.00          4.51%        $134,279          0.76%         4.43%
  Year Ended September 30, 2000..      --      $ 1.00          5.26%        $122,888          0.70%         5.24%
  Year Ended September 30, 1999..      --      $ 1.00          4.26%        $  3,906          0.70%         4.25%

PRIME MONEY MARKET FUND
  Period Ended March 31, 2004*...      --      $ 1.00          0.13%        $190,605          0.90%         0.26%
  Year Ended September 30, 2003..              $ 1.00          0.62%        $173,409          0.75%         0.71%
  Year Ended September 30, 2002..      --      $ 1.00          1.41%        $261,865          0.83%         1.41%
  Year Ended September 30, 2001..      --      $ 1.00          4.57%        $302,993          0.82%         4.42%
  Year Ended September 30, 2000..      --      $ 1.00          5.56%        $280,212          0.71%         5.54%
  Year Ended September 30, 1999..      --      $ 1.00          4.48%        $ 29,246          0.76%         4.42%

INVESTMENT GRADE BOND FUND
  Period Ended March 31, 2004*...      --      $10.41          2.22%        $  1,902          1.21%         3.33%
  Year Ended September 30, 2003..      --      $10.41          3.99%        $  1,472          1.20%         3.60%
  Year Ended September 30, 2002..    0.23      $10.41          7.17%        $    924          1.24%         4.62%
  Year Ended September 30, 2001..    0.63      $10.18         12.32%        $  1,139          1.16%         5.30%
  Year Ended September 30, 2000..    0.04      $ 9.55          6.20%        $  1,824          1.09%         5.61%
  Year Ended September 30, 1999..   (0.91)     $ 9.51         (1.58)%       $  3,670          1.10%         5.18%

GLOBAL FUND
  Period Ended March 31, 2004*...    1.53      $10.60         16.87%        $    456          2.18%        (0.54)%
  Year Ended September 30, 2003..    1.61      $ 9.07         21.80%        $    431          2.26%        (0.24)%
  Year Ended September 30, 2002..   (2.08)     $ 7.46        (20.80)%       $    444          2.03%        (0.36)%
  Year Ended September 30, 2001..   (2.67)     $ 9.54        (17.70)%       $    962          1.67%         1.05%
  Year Ended September 30, 2000..    0.28      $12.21          7.18%        $  2,069          1.49%         1.35%
  Year Ended September 30, 1999..    1.44      $11.93         15.81%        $  3,810          1.53%         1.33%

EQUITY FUND
  Period Ended March 31, 2004*...    0.79      $ 6.51         14.01%        $    852          1.36%         0.33%
  Year Ended September 30, 2003..    1.00      $ 5.72         21.68%        $    670          1.35%         0.38%
  Year Ended September 30, 2002..   (1.34)     $ 4.72        (20.47)%       $    617          1.38%         0.06%
  Year Ended September 30, 2001..   (5.42)     $ 6.06        (27.98)%       $    864          1.30%        (0.06)%
  Year Ended September 30, 2000..   (0.51)     $11.48         10.04%        $  1,937          1.21%        (0.05)%
  Year Ended September 30, 1999..    1.05      $11.99         24.34%        $  2,604          1.23%         0.08%

                                    RATIOS/SUPPLEMENTAL DATA
                                   ---------------------------

                                                     PORTFOLIO
                                                     TURNOVER
                                   EXPENSES (c)(d)   RATE (e)
                                   ---------------------------
U.S. TREASURY OBLIGATIONS FUND
  Period Ended March 31, 2004*...       1.07%           N/A
  Year Ended September 30, 2003..       1.05%           N/A
  Year Ended September 30, 2002..       1.07%           N/A
  Year Ended September 30, 2001..       1.05%           N/A
  Year Ended September 30, 2000..       1.05%           N/A
  Year Ended September 30, 1999..       1.06%           N/A
PRIME MONEY MARKET FUND
  Period Ended March 31, 2004*...       1.15%           N/A
  Year Ended September 30, 2003..       1.10%           N/A
  Year Ended September 30, 2002..       1.13%           N/A
  Year Ended September 30, 2001..       1.12%           N/A
  Year Ended September 30, 2000..       1.13%           N/A
  Year Ended September 30, 1999..       1.17%           N/A
INVESTMENT GRADE BOND FUND
  Period Ended March 31, 2004*...       1.46%            22%
  Year Ended September 30, 2003..       1.45%            53%
  Year Ended September 30, 2002..       1.49%            77%
  Year Ended September 30, 2001..       1.45%            61%
  Year Ended September 30, 2000..       1.44%            58%
  Year Ended September 30, 1999..       1.45%            52%
GLOBAL FUND
  Period Ended March 31, 2004*...       2.43%            40%
  Year Ended September 30, 2003..       2.51%            87%
  Year Ended September 30, 2002..       2.28%           104%
  Year Ended September 30, 2001..       1.96%            72%
  Year Ended September 30, 2000..       1.84%            28%
  Year Ended September 30, 1999..       1.88%            29%
EQUITY FUND
  Period Ended March 31, 2004*...       1.61%            49%
  Year Ended September 30, 2003..       1.60%           102%
  Year Ended September 30, 2002..       1.63%           109%
  Year Ended September 30, 2001..       1.59%           116%
  Year Ended September 30, 2000..       1.56%            84%
  Year Ended September 30, 1999..       1.58%            46%

FINANCIAL HIGHLIGHTS
CLASS B SHARES

                                                             INVESTMENT ACTIVITIES                     LESS DIVIDENDS FROM
                                                  -------------------------------------------   ---------------------------------
                                                                   NET REALIZED
                                      NET ASSET                   AND UNREALIZED     TOTAL
                                       VALUE,          NET            GAINS           FROM         NET         NET
                                      BEGINNING    INVESTMENT      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED     TOTAL
                                      OF PERIOD   INCOME (LOSS)    INVESTMENTS     ACTIVITIES     INCOME      GAINS     DIVIDENDS
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS FUND
  Period Ended March 31, 2004*......   $ 1.00             --(f)          --             --(f)        --(f)       --          --(f)
  Year Ended September 30, 2003.....   $ 1.00             --(f)          --             --(f)        --(f)       --          --(f)
  Year Ended September 30, 2002.....   $ 1.00           0.01             --           0.01        (0.01)         --       (0.01)
  Year Ended September 30, 2001**...   $ 1.00           0.02             --           0.02        (0.02)         --       (0.02)

PRIME MONEY MARKET FUND
  Period Ended March 31, 2004*......   $ 1.00             --(f)          --             --(f)        --(f)       --          --(f)
  Year Ended September 30, 2003.....   $ 1.00             --(f)          --             --(f)        --(f)       --          --(f)
  Year Ended September 30, 2002.....   $ 1.00           0.01             --           0.01        (0.01)         --       (0.01)
  Year Ended September 30, 2001**...   $ 1.00           0.02             --           0.02        (0.02)         --       (0.02)

INVESTMENT GRADE BOND FUND
  Period Ended March 31, 2004*......   $10.39           0.13           0.06           0.19        (0.14)      (0.04)      (0.18)
  Year Ended September 30, 2003.....   $10.41           0.31             --(f)        0.31        (0.33)         --       (0.33)
  Year Ended September 30, 2002.....   $10.18           0.39           0.24           0.63        (0.40)         --       (0.40)
  Period Ended September 30,
    2001***.........................   $ 9.90           0.29           0.28           0.57        (0.29)         --       (0.29)

GLOBAL FUND
  Period Ended March 31, 2004*......   $ 8.93          (0.06)(g)       1.52           1.46           --          --          --
  Year Ended September 30, 2003.....   $ 7.40          (0.08)(g)       1.62           1.54           --       (0.01)      (0.01)
  Year Ended September 30, 2002.....   $ 9.54          (0.09)(g)      (1.90)         (1.99)       (0.13)      (0.02)      (0.15)
  Period Ended September 30,
    2001***.........................   $11.35             --          (1.81)         (1.81)          --          --          --

EQUITY FUND
  Period Ended March 31, 2004*......   $ 5.66          (0.01)(g)       0.77           0.76           --(f)       --          --(f)
  Year Ended September 30, 2003.....   $ 4.67          (0.02)(g)       1.01           0.99           --(f)       --          --(f)
  Year Ended September 30, 2002.....   $ 6.04          (0.04)         (1.21)         (1.25)          --       (0.12)      (0.12)
  Period Ended September 30,
    2001***.........................   $ 7.93          (0.03)         (1.86)         (1.89)          --(f)       --          --(f)

---------------

*   Unaudited.

**  From commencement of operations on February 1, 2001.

*** From commencement of operations on February 2, 2001.

(a)  Total return excludes sales charge.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Amount less than $0.005.

(g) Per share net investment loss has been calculated using the daily average shares method.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 42

                                                                                       RATIOS/SUPPLEMENTAL DATA
                                                                                       -------------------------
                               CHANGE IN   NET ASSET                                                     NET
                               NET ASSET    VALUE,                      NET ASSETS,                   INVESTMENT
                                 VALUE      END OF         TOTAL       END OF PERIOD       NET          INCOME
                               PER SHARE    PERIOD     RETURN (a)(b)      (000'S)      EXPENSES (c)   (LOSS) (c)
                               ---------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS FUND
  Period Ended March 31,
    2004*.....................      --      $ 1.00          0.03%          $ 10            1.02%         0.05%
  Year Ended September 30,
    2003......................      --      $ 1.00          0.16%          $ 10            1.26%         0.17%
  Year Ended September 30,
    2002......................      --      $ 1.00          0.54%          $ 10            1.50%         0.54%
  Year Ended September 30,
    2001**....................      --      $ 1.00          2.01%          $ 10            1.55%         3.00%

PRIME MONEY MARKET FUND
  Period Ended March 31,
    2004*.....................      --      $ 1.00          0.02%          $ 10            1.11%         0.05%
  Year Ended September 30,
    2003......................      --      $ 1.00          0.15%          $ 10            1.20%         0.26%
  Year Ended September 30,
    2002......................      --      $ 1.00          0.65%          $ 10            1.58%         0.66%
  Year Ended September 30,
    2001**....................      --      $ 1.00          2.03%          $ 10            1.62%         3.03%

INVESTMENT GRADE BOND FUND
  Period Ended March 31,
    2004*.....................    0.01      $10.40          1.94%          $431            1.96%         2.58%
  Year Ended September 30,
    2003......................   (0.02)     $10.39          3.01%          $429            1.92%         2.65%
  Year Ended September 30,
    2002......................    0.23      $10.41          6.37%          $ 13            1.99%         3.87%
  Period Ended September 30,
    2001***...................    0.28      $10.18          5.85%          $ 13            1.94%         4.39%

GLOBAL FUND
  Period Ended March 31,
    2004*.....................    1.46      $10.39         16.35%          $ 77            2.93%        (1.29)%
  Year Ended September 30,
    2003......................    1.53      $ 8.93         20.90%          $ 34            3.01%        (0.99)%
  Year Ended September 30,
    2002......................   (2.14)     $ 7.40        (21.27)%         $  4            2.78%        (1.11)%
  Period Ended September 30,
    2001***...................   (1.81)     $ 9.54        (15.95)%         $  1            2.54%         0.16%

EQUITY FUND
  Period Ended March 31,
    2004*.....................    0.76      $ 6.42         13.43%          $263            2.11%        (0.42)%
  Year Ended September 30,
    2003......................    0.99      $ 5.66         21.27%          $184            2.10%        (0.37)%
  Year Ended September 30,
    2002......................   (1.37)     $ 4.67        (21.20)%         $ 14            2.13%        (0.69)%
  Period Ended September 30,
    2001***...................   (1.89)     $ 6.04        (23.82)%         $ 18            2.09%        (0.75)%

                                 RATIOS/SUPPLEMENTAL DATA
                                ---------------------------

                                                  PORTFOLIO
                                                  TURNOVER
                                EXPENSES (c)(d)   RATE (e)
                                ---------------------------
U.S. TREASURY OBLIGATIONS FUND
  Period Ended March 31,
    2004*.....................       1.57%           N/A
  Year Ended September 30,
    2003......................       1.55%           N/A
  Year Ended September 30,
    2002......................       1.57%           N/A
  Year Ended September 30,
    2001**....................       1.55%           N/A
PRIME MONEY MARKET FUND
  Period Ended March 31,
    2004*.....................       1.65%           N/A
  Year Ended September 30,
    2003......................       1.60%           N/A
  Year Ended September 30,
    2002......................       1.63%           N/A
  Year Ended September 30,
    2001**....................       1.62%           N/A
INVESTMENT GRADE BOND FUND
  Period Ended March 31,
    2004*.....................       1.96%            22%
  Year Ended September 30,
    2003......................       1.92%            53%
  Year Ended September 30,
    2002......................       1.99%            77%
  Period Ended September 30,
    2001***...................       1.62%            61%
GLOBAL FUND
  Period Ended March 31,
    2004*.....................       2.93%            40%
  Year Ended September 30,
    2003......................       3.01%            87%
  Year Ended September 30,
    2002......................       2.78%           104%
  Period Ended September 30,
    2001***...................       2.54%            72%
EQUITY FUND
  Period Ended March 31,
    2004*.....................       2.11%            49%
  Year Ended September 30,
    2003......................       2.10%           102%
  Year Ended September 30,
    2002......................       2.13%           109%
  Period Ended September 30,
    2001***...................       2.09%           116%

NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)

NOTE 1 -- ORGANIZATION

Eureka Funds (the "Trust") was organized as a Massachusetts Business Trust on April 7, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust offers five managed investment portfolios for sale to the public. The accompanying financial statements and financial highlights are those of Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Fund"), Eureka Prime Money Market Fund (the "Prime Fund"), Eureka Investment Grade Bond Fund (the "Bond Fund"), Eureka Global Fund (the "Global Fund"), and Eureka Equity Fund (the "Equity Fund") (each a "Fund", and collectively, the "Funds"). The Funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. Each Fund offers three classes of shares: Trust Shares, Class A Shares and Class B Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S.). The preparation of financial statements requires management to make certain estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION: Securities of the U.S. Treasury and Prime Funds (the "Money Market Funds") are valued utilizing the amortized cost method, which approximates fair market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Portfolio securities for which the principal market is a securities exchange will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at their latest bid quotations. If no such bid price is available, then the securities will be valued using good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees of the Eureka Funds; provided however, that before any such securities are purchased for the Bond Fund, the Global Fund or the Equity Fund, the Board of Trustees of the Trust (the "Board") shall be notified and given the opportunity to establish appropriate methods of determining the fair market value of such securities.

Bonds and other fixed-income securities (other than short-term obligations, but including listed securities) will be valued at the mean between their latest bid and ask quotations in such principal market. If no such bid and ask prices are available, then the securities will be valued in good faith at their fair market values using methods determined by or under the supervision of the Board. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in securities of other mutual funds are valued at the redemption price. Securities for which market quotations are not readily available are valued at fair value determined in good faith under the general supervision of the Board.

STRIPPED SECURITIES: Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

REPURCHASE AGREEMENTS: The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to

(Unaudited)

repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

FOREIGN CURRENCY TRANSLATION: The Funds, other than the U.S. Treasury Fund, may invest in certain obligations or securities denominated in foreign currencies. The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Prime Fund, Bond Fund, Global Fund and Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from change in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

FORWARD CURRENCY CONTRACTS: The Global Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Global Fund may be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for no later than one day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSES AND ALLOCATIONS: Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income, expenses (other than class specific expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net assets on the date income is earned, expenses are accrued, or realized and unrealized gains and losses have been incurred.

DIVIDENDS TO SHAREHOLDERS: Dividends from the Money Market Funds' and the Bond Fund's net investment income, if any, are declared daily and paid monthly. Dividends from the Global Fund's net investment income, if any, are declared and paid annually. Dividends from the Equity Fund's net investment income, if any, are declared and paid monthly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

NOTE 3 -- RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Eureka Investment Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of Bank of the West. Under the terms of the Advisory Agreement, the Advisor is entitled to receive a fee

(Unaudited)

that is calculated daily and paid monthly based on a percentage of the average net assets of each Fund as follows:

                FUND                   ANNUAL RATE
                ----                   -----------
U.S. Treasury Fund..................      0.20%
Prime Fund..........................      0.30%
Bond Fund...........................      0.60%
Global Fund.........................      0.90%
Equity Fund.........................      0.75%

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves as the administrator for the Trust pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, BISYS is entitled to a fee computed at an annual rate, subject to a $75,000 per fund annual minimum, of 0.20% of the Trust's average daily net assets up to $500 million, 0.185% of the next $500 million, and 0.175% for amounts in excess of $1 billion. BISYS may use its fees to pay advertising and marketing expenses for the benefit of the Trust.

BISYS serves as the Trust's principal underwriter and distributor (the "Distributor"). The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") with respect to Class A Shares and Class B Shares. This Plan is in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Funds will pay a monthly fee to the Distributor in an annual rate equal to 0.25% of the average daily net assets of Class A Shares of each Fund, and an annual rate equal to 1.00% of the average daily net assets of Class B Shares of each Fund. The Trust has also entered into a Service Plan with BISYS with respect to Class A Shares. Pursuant to the Service Plan, the Funds will pay to BISYS a fee at an annual rate not to exceed 0.25% of the average daily net assets of Class A Shares of each Fund.

BISYS Fund Services, Inc., and BISYS Fund Services Ohio, also a wholly-owned subsidiary of The BISYS Group, Inc. serve as fund accountant and transfer and dividend disbursing agent, respectively, of the Funds. Under the Fund Accounting Agreement, BISYS Fund Services, Inc. receives a fee from the Trust at the annual rate of 0.03% of the Trust's average daily net assets up to $500 million, 0.02% of the Trust's average daily net assets in excess of $500 million up to $1 billion, and 0.01% of the Trust's average daily net assets in excess of $1 billion, subject to a minimum annual fee. Under the Transfer Agency Agreement, BISYS Fund Services, Ohio Inc. receives a fee from each class of each Fund at the annual rate of $15,000 in addition to various annual per account fees.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended March 31, 2004 were as follows:

                            FUND                                PURCHASES       SALES
                            ----                                ---------       -----
Bond Fund...................................................   $96,647,354   $32,170,395
Global Fund.................................................   $16,651,648   $13,319,542
Equity Fund.................................................   $80,925,684   $88,047,696

NOTE 5 -- FEDERAL INCOME TAX INFORMATION

As of the latest tax year end of September 30, 2003, unless noted otherwise, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:

                                                                           EXPIRES
                                                    -----------------------------------------------------
                       FUND                          2007     2008      2009        2010          2011
                       ----                          ----     ----      ----        ----          ----
U. S. Treasury Fund...............................  $2,256   $ 9,612   $    33   $    21,846   $      330
Prime Fund........................................      --    21,456    13,445            --      248,706
Bond Fund.........................................      --        --        --            --           --
Global Fund.......................................      --        --        --            --    6,461,234
Equity Fund (a)...................................      --        --        --    17,219,554      578,792

---------------

(a) Information reflected as of the Fund's tax year end of October 31, 2003.

                      (This page intentionally left blank)

INVESTMENT ADVISOR
Eureka Investment Advisors, Inc.
300 South Grand Avenue, 7(th) Floor
Los Angeles, California 90071

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Wilmer, Cutler & Pickering
2445 M Street, N.W.
Washington, D.C. 20037

TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

AUDITORS
Ernst & Young, LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

CUSTODIAN
The Bank of New York
100 Church Street
New York, NY 10286

This material is authorized for distribution to prospective investors only when accompanied or preceded by a current prospectus. Please read the prospectus carefully before investing or sending money.

The Eureka Funds are distributed by BISYS Fund Services. Eureka Investment Advisors, Inc. is the investment adviser to the Funds and receives fees for those services.

EUR-0034-3/04                                                               5-04

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - only for annual reports.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE  - only for annual reports.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS, THERE WERE NO MATERIAL CHANGES THAT RELATE TO ANY ELEMENTS OF ITEM
7(D)(2(II)(G) OF SCHEDULE 14A OR THIS ITEM 9.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Eureka Funds
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Irimga McKay, President
                         -------------------------------------------------------

Date  June 10, 2004
     ----------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Irimga McKay, President
                         -------------------------------------------------------

Date  June 10, 2004
     ----------------------------

By (Signature and Title)*          /s/ Troy A. Sheets, Treasurer
                         -------------------------------------------------------

Date  June 10, 2004
     ----------------------------



* Print the name and title of each signing officer under his or her signature.